Portfolio of Investments
Touchstone Active Bond Fund – December 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 45.7%
	Financials — 13.7%
$ 1,304,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 1,141,615
1,070,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	1,005,800
1,057,000	Ares Capital Corp., 3.250%, 7/15/25	973,399
200,000	Banco Nacional de Panama (Panama), 144a, 2.500%, 8/11/30	160,300
1,007,000	Bank of America Corp., 2.687%, 4/22/32	808,619
759,000	Bank of America Corp., 3.705%, 4/24/28	703,393
903,000	Bank of Montreal (Canada), 3.803%, 12/15/32	796,408
1,002,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,042,193
1,735,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,265,683
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	980,166
617,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	553,825
733,000	Charles Schwab Corp. (The), 5.000%(A)	669,228
1,122,000	Citigroup, Inc., 0.981%, 5/1/25	1,050,195
670,000	Citigroup, Inc., 3.200%, 10/21/26	620,524
1,026,000	Citizens Bank NA, 4.575%, 8/9/28	992,058
1,032,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	902,539
1,457,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.176%, 2/15/27(B)	1,357,061
899,000	Credit Suisse AG (Switzerland), 3.700%, 2/21/25	829,527
1,197,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	955,268
1,865,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	1,735,611
529,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	491,449
724,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	690,353
1,154,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	951,941
1,258,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,039,551
968,000	JPMorgan Chase & Co., 3.509%, 1/23/29	879,971
898,000	JPMorgan Chase & Co., 5.717%, 9/14/33	883,040
930,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	838,866
1,226,000	Mastercard, Inc., 2.000%, 11/18/31	987,631
962,000	Morgan Stanley, 3.950%, 4/23/27	910,037
820,000	Morgan Stanley, 5.297%, 4/20/37	752,208
970,000	Northern Trust Corp., 6.125%, 11/2/32	1,026,180
1,190,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	914,595
1,193,000	PNC Capital Trust, (3M LIBOR +0.570%), 5.331%, 6/1/28(B)	1,099,806
1,098,000	Prudential Financial, Inc., 5.125%, 3/1/52	999,180
1,877,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.320%, 5/15/27(B)	1,739,475
1,076,000	US Bancorp, 4.967%, 7/22/33	1,024,350
		33,772,045
	Consumer Discretionary — 5.4%
1,221,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	933,347
1,298,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,185,773
1,039,000	Brunswick Corp., 4.400%, 9/15/32	880,087
664,000	Ford Motor Co., 3.250%, 2/12/32	498,033
535,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	509,941
300,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	288,242
1,630,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,281,722
459,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	451,338
200,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	149,841
561,000	Home Depot, Inc. (The), 5.950%, 4/1/41	612,360
929,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	874,167
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 740,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	$ 737,499
1,410,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	1,233,355
447,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	315,065
1,108,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,064,697
200,000	Prosus NV (China), 144a, 3.257%, 1/19/27	179,037
1,153,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	985,580
689,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	568,336
689,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	503,326
		13,251,746
	Energy — 4.8%
878,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	828,303
619,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	615,479
723,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	661,579
1,322,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,194,990
655,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	609,921
320,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	290,107
300,000	EIG Pearl Holdings Sarl (Saudi Arabia), 144a, 3.545%, 8/31/36	251,072
200,000	EIG Pearl Holdings Sarl (Saudi Arabia), 144a, 4.387%, 11/30/46	153,511
1,103,000	Energy Transfer LP, 4.150%, 9/15/29	998,935
200,000	FS Luxembourg Sarl (Brazil), 144a, 10.000%, 12/15/25	200,886
150,000	Heritage Petroleum Co. Ltd. (Trinidad and Tobago), 144a, 9.000%, 8/12/29	156,075
601,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	495,726
793,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	768,068
801,000	MPLX LP, 4.950%, 3/14/52	658,843
969,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,012,370
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	154,580
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	130,690
375,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	272,213
403,000	Petroleos Mexicanos (Mexico), 6.700%, 2/16/32	316,515
250,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	159,432
501,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	346,699
380,000	Petronas Capital Ltd. (Malaysia), 144a, 2.480%, 1/28/32	313,819
200,000	Petronas Capital Ltd. (Malaysia), 4.500%, 3/18/45	178,835
400,000	QatarEnergy Trading LLC (Qatar), 144a, 3.300%, 7/12/51	295,000
400,000	QatarEnergy Trading LLC (Qatar), 144a, 3.125%, 7/12/41	307,365
250,000	SA Global Sukuk Ltd. (Saudi Arabia), 144a, 2.694%, 6/17/31	213,393
350,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	247,947
		11,832,353
	Industrials — 4.6%
200,000	Aeropuerto Internacional de Tocumen SA (Panama), 144a, 4.000%, 8/11/41	165,392
1,228,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,001,085
650,000	Boeing Co. (The), 5.805%, 5/1/50	605,171
782,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	822,739
200,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	175,236
635,000	Carrier Global Corp., 3.577%, 4/5/50	455,955
1,237,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	1,092,891
320,000	DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/28	283,200
899,000	FedEx Corp., 5.100%, 1/15/44	801,657

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 45.7% (Continued)
	Industrials — (Continued)
$ 977,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	$ 844,098
300,000	Misc Capital Two Labuan Ltd. (Malaysia), 144a, 3.625%, 4/6/25	285,366
890,000	Mohawk Industries, Inc., 3.625%, 5/15/30	768,954
803,000	Norfolk Southern Corp., 4.837%, 10/1/41	741,720
808,000	Parker-Hannifin Corp., 4.250%, 9/15/27	784,835
691,000	Roper Technologies, Inc., 2.950%, 9/15/29	600,117
1,381,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,226,174
662,000	WestRock MWV LLC, 8.200%, 1/15/30	748,310
		11,402,900
	Utilities — 3.6%
1,117,000	CMS Energy Corp., 4.750%, 6/1/50	966,159
717,000	Duke Energy Progress LLC, 4.150%, 12/1/44	600,847
712,000	Edison International, 4.125%, 3/15/28	661,652
929,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	758,827
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 6.350%, 8/10/28	184,500
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	181,584
903,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	844,957
200,000	Lamar Funding Ltd. (Oman), 3.958%, 5/7/25	189,222
250,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	218,800
250,000	Mong Duong Finance Holdings BV (Vietnam), 5.125%, 5/7/29	207,520
200,000	NPC Ukrenergo (Ukraine), 144a, 6.875%, 11/9/28*	34,536
1,114,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	731,448
1,225,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	774,103
859,000	PacifiCorp., 5.750%, 4/1/37	877,039
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	157,862
1,860,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 6.719%, 5/15/67(B)	1,555,964
		8,945,020
	Health Care — 2.8%
806,000	AbbVie, Inc., 4.450%, 5/14/46	697,092
903,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	690,582
744,000	Becton Dickinson and Co., 4.685%, 12/15/44	667,613
840,000	CommonSpirit Health, 4.187%, 10/1/49	658,834
768,000	CVS Health Corp., 5.125%, 7/20/45	696,868
1,026,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	824,920
1,045,000	HCA, Inc., 5.375%, 9/1/26	1,034,311
906,000	Mylan, Inc., 4.550%, 4/15/28	840,708
1,056,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	867,588
		6,978,516
	Real Estate — 2.7%
973,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	905,200
830,000	Equinix, Inc. REIT, 2.900%, 11/18/26	759,187
1,082,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	1,038,057
1,182,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,037,624
140,000	Kawasan Industri Jababeka Tbk PT (Indonesia), 144a, 7.000%, 12/15/27	84,000
200,000	Logan Group Co. Ltd. (China), 5.250%, 2/23/23	44,198
696,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	663,349
1,116,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	1,119,541
353,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	318,905
720,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	646,966
		6,617,027
Principal Amount		Market Value

	Information Technology — 2.5%
$ 634,000	Apple, Inc., 4.650%, 2/23/46	$ 601,013
1,381,000	Broadcom, Inc., 4.150%, 11/15/30	1,239,176
1,175,000	Microchip Technology, Inc., 0.983%, 9/1/24	1,088,493
658,000	Micron Technology, Inc., 2.703%, 4/15/32	496,016
274,000	Micron Technology, Inc., 6.750%, 11/1/29	279,277
465,000	Microsoft Corp., 3.500%, 2/12/35	422,387
858,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	853,975
386,000	Oracle Corp., 3.600%, 4/1/40	286,913
309,000	Oracle Corp., 4.300%, 7/8/34	271,901
629,000	Visa, Inc., 4.150%, 12/14/35	596,110
		6,135,261
	Communication Services — 2.4%
609,000	AT&T, Inc., 4.500%, 5/15/35	554,561
1,165,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	995,207
940,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	851,295
782,000	Comcast Corp., 4.000%, 3/1/48	625,076
830,000	Netflix, Inc., 6.375%, 5/15/29	854,309
445,000	Paramount Global, 4.950%, 5/19/50	325,814
1,152,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,046,258
1,083,000	Verizon Communications, Inc., 2.987%, 10/30/56	665,146
		5,917,666
	Consumer Staples — 1.6%
629,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	576,501
978,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	894,298
200,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	160,000
623,000	Kroger Co. (The), 5.000%, 4/15/42	568,389
926,000	Mars, Inc., 144a, 3.875%, 4/1/39	790,014
657,000	Starbucks Corp., 3.350%, 3/12/50	467,629
142,860	TransJamaican Highway Ltd. (Jamaica), 5.750%, 10/10/36	114,003
400,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	335,380
		3,906,214
	Materials — 1.6%
200,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	141,686
884,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	752,580
421,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	326,113
1,054,000	Celanese US Holdings LLC, 6.165%, 7/15/27	1,041,096
200,000	Freeport Indonesia PT (Indonesia), 144a, 4.763%, 4/14/27	192,000
200,000	Freeport Indonesia PT (Indonesia), 144a, 5.315%, 4/14/32	183,447
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.800%, 5/15/50	167,651
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	100,000
200,000	OCP SA (Morocco), 3.750%, 6/23/31	167,200
795,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	672,206
200,000	Stillwater Mining Co. (South Africa), 144a, 4.500%, 11/16/29	160,000
		3,903,979
	Total Corporate Bonds	$112,662,727

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Treasury Obligations — 13.9%
$ 6,487,472	U.S. Treasury Bond, 0.125%, 2/15/52	$ 4,200,892
560,000	U.S. Treasury Bond, 1.750%, 8/15/41	386,072
2,539,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,782,854
1,035,000	U.S. Treasury Bond, 2.375%, 2/15/42	795,899
2,905,000	U.S. Treasury Bond, 2.875%, 5/15/52	2,349,419
4,705,000	U.S. Treasury Bond, 4.000%, 11/15/42	4,636,631
3,595,000	U.S. Treasury Bond, 4.000%, 11/15/52	3,632,073
12,205,000	U.S. Treasury Note, 0.750%, 5/31/26	10,898,207
2,460,000	U.S. Treasury Note, 2.750%, 8/15/32	2,248,209
3,270,000	U.S. Treasury Note, 4.375%, 10/31/24	3,262,208
	Total U.S. Treasury Obligations	$34,192,464
	Commercial Mortgage-Backed Securities — 9.1%
1,000,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 5.768%, 9/15/32(B)	967,254
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	469,424
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	812,461
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	1,041,306
930,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	751,800
2,745,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,279,591
720,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(B)(C)	609,463
1,000,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 6.268%, 2/15/29(B)	970,817
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	702,283
1,234,572	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,221,979
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.052%, 10/10/43	1,349,500
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(B)(C)	489,739
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	579,174
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.246%, 2/10/37(B)(C)	640,711
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(B)(C)	1,476,297
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,096,598
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 5.768%, 10/15/36(B)	717,126
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(B)(C)	444,533
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	696,573
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 5.588%, 11/15/35(B)	1,145,612
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	1,142,015
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,079,182
695,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class B, 3.863%, 3/15/48(B)(C)	689,315
	Total Commercial Mortgage-Backed Securities	$22,372,753
	U.S. Government Mortgage-Backed Obligations — 8.2%
48,491	FHLMC, Pool #1Q0339, (12M LIBOR +1.889%), 3.236%, 4/1/37(B)	48,256
7,033	FHLMC, Pool #A12886, 5.000%, 8/1/33	7,162
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 8.2% (Continued)
$ 46,202	FHLMC, Pool #A13842, 6.000%, 9/1/33	$ 46,987
4,727	FHLMC, Pool #A21415, 5.000%, 5/1/34	4,836
9,620	FHLMC, Pool #A35682, 5.000%, 7/1/35	9,774
4,084	FHLMC, Pool #A36523, 5.000%, 8/1/35	4,101
18,834	FHLMC, Pool #A46590, 5.000%, 8/1/35	18,805
2,542	FHLMC, Pool #A64971, 5.500%, 8/1/37	2,641
1,534,583	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,477,229
39,628	FHLMC, Pool #A96485, 4.500%, 1/1/41	39,255
262,684	FHLMC, Pool #A97897, 4.500%, 4/1/41	260,966
13,844	FHLMC, Pool #C62740, 7.000%, 1/1/32	14,130
8,039	FHLMC, Pool #C72254, 6.500%, 7/1/32	8,281
13,040	FHLMC, Pool #C90986, 7.000%, 6/1/26	13,068
7,819	FHLMC, Pool #G02184, 5.000%, 4/1/36	8,001
1,322,839	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,313,680
124,760	FHLMC, Pool #G05733, 5.000%, 11/1/39	126,717
28,391	FHLMC, Pool #J13584, 3.500%, 11/1/25	27,926
870,226	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	839,129
811,754	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	801,030
11,904	FNMA, Pool #255628, 5.500%, 2/1/25	11,944
4,586	FNMA, Pool #426830, 8.000%, 11/1/24	4,582
4,037	FNMA, Pool #540040, 7.500%, 6/1/28	4,028
7,309	FNMA, Pool #561741, 7.500%, 1/1/31	7,532
14,399	FNMA, Pool #640291, 7.000%, 8/1/32	14,362
13,680	FNMA, Pool #670402, 6.500%, 6/1/32	14,232
78,114	FNMA, Pool #745257, 6.000%, 1/1/36	80,955
50,328	FNMA, Pool #748895, 6.000%, 12/1/33	50,176
20,019	FNMA, Pool #758564, 6.000%, 9/1/24	20,332
32,808	FNMA, Pool #810049, 5.500%, 3/1/35	32,937
30,124	FNMA, Pool #819297, 6.000%, 9/1/35	31,147
542,658	FNMA, Pool #881279, 5.000%, 11/1/36	550,611
17,070	FNMA, Pool #889060, 6.000%, 1/1/38	18,192
40,361	FNMA, Pool #889061, 6.000%, 1/1/38	42,159
3,515	FNMA, Pool #895657, 6.500%, 8/1/36	3,574
59,178	FNMA, Pool #905049, 5.500%, 11/1/36	59,379
196,746	FNMA, Pool #928553, 5.500%, 8/1/37	199,188
113,644	FNMA, Pool #931535, 5.500%, 7/1/39	113,009
90,695	FNMA, Pool #AA3467, 4.500%, 4/1/39	89,907
150,535	FNMA, Pool #AA4584, 4.500%, 4/1/39	149,208
35,211	FNMA, Pool #AB1800, 4.000%, 11/1/40	33,862
49,871	FNMA, Pool #AB2452, 4.000%, 3/1/26	48,705
11,821	FNMA, Pool #AD3775, 4.500%, 3/1/25	11,800
24,170	FNMA, Pool #AD6193, 5.000%, 6/1/40	24,286
49,089	FNMA, Pool #AE1568, 4.000%, 9/1/40	47,202
271,711	FNMA, Pool #AE2497, 4.500%, 9/1/40	269,629
30,013	FNMA, Pool #AE5441, 5.000%, 10/1/40	30,336
83,560	FNMA, Pool #AH1135, 5.000%, 1/1/41	84,688
29,442	FNMA, Pool #AH3671, 4.000%, 2/1/26	28,753
274,306	FNMA, Pool #AH6622, 4.000%, 3/1/41	268,247
257,096	FNMA, Pool #AL0150, 4.000%, 2/1/41	247,247
43,761	FNMA, Pool #AL0211, 5.000%, 4/1/41	44,351
305,642	FNMA, Pool #AS0779, 4.000%, 10/1/43	296,288
2,102,204	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,717,107
1,494,779	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,338,217
1,488,571	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,268,812
2,180,322	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,788,656
1,040,626	FNMA, Pool #FM8360, 2.500%, 8/1/51	887,099
1,043,587	FNMA, Pool #FM8361, 2.500%, 8/1/51	887,460
1,144,736	FNMA, Pool #FM9905, 2.500%, 12/1/51	972,956
1,130,252	FNMA, Pool #FM9907, 2.500%, 12/1/51	960,876
830,143	FNMA, Pool #FS2906, 5.000%, 9/1/52	819,315

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 8.2% (Continued)
$ 908,619	FNMA, Pool #MA4128, 2.000%, 9/1/40	$ 775,170
646,800	GNMA, Pool #4424, 5.000%, 4/20/39	658,206
	Total U.S. Government Mortgage-Backed Obligations	$20,078,696
	Asset-Backed Securities — 6.3%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 5.729%, 4/15/34(B)	1,047,736
1,953,524	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	1,853,331
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class AR, 144a, (3M LIBOR +1.130%), 5.209%, 10/17/34(B)	973,409
953,717	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	851,928
1,401	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(B)(C)	1,326
1,323,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,013,084
1,262,250	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,000,398
104,253	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(B)(C)	109,368
5,469	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(B)(C)	5,499
1,132,750	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	981,648
962,725	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	864,199
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 5.927%, 10/19/34(B)	1,364,567
511,570	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	508,541
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(B)(C)	786,900
1,182,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	945,211
46,822	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	44,891
1,116,563	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	970,431
992,875	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	871,755
1,576,000	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,227,192
	Total Asset-Backed Securities	$15,421,414
	Non-Agency Collateralized Mortgage Obligations — 5.7%
1,218	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 3.711%, 3/25/35(B)(C)	1,195
1,220,609	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.650%, 10/25/45(B)(C)	1,105,033
1,902,248	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.650%, 10/25/45(B)(C)	1,719,298
415,427	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.530%, 8/25/43(B)(C)	375,122
498,937	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.643%, 11/25/44(B)(C)	463,893
891,124	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.907%, 1/25/45(B)(C)	817,833
939,209	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.888%, 2/25/45(B)(C)	796,192
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.7% (Continued)
$ 850,830	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.783%, 12/25/44(B)(C)	$ 782,358
1,225,003	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(B)(C)	1,152,536
1,211,649	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.577%, 2/25/48(B)(C)	1,018,427
30,804	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(B)(C)	29,823
325,347	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(B)(C)	270,663
18,356	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 2.872%, 2/25/35(B)(C)	17,499
6,890	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 3.416%, 4/25/35(B)(C)	6,867
17,423	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.357%, 6/25/36(B)(C)	12,715
417,896	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 5.078%, 1/25/45(B)(C)	380,125
1,583,471	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.449%, 1/25/47(B)(C)	1,314,705
284,970	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(B)(C)	255,523
17,889	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	16,040
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.737%, 4/25/57(B)(C)	989,422
136,230	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	65,473
125,418	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.534%, 8/25/43(B)(C)	117,850
124,695	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.495%, 5/25/43(B)(C)	115,523
601,420	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(B)(C)	522,302
37,111	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(B)(C)	36,730
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.786%, 10/25/56(B)(C)	875,554
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(B)(C)	674,250
44,898	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	40,075
	Total Non-Agency Collateralized Mortgage Obligations	$13,973,026
	Sovereign Government Obligations — 5.3%
200,000	Angolan Government International Bond, 144a, 8.750%, 4/14/32	172,860
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	249,920
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	3,199
242,500	Argentine Republic Government International Bond, 1.500%, 7/9/35(B)(C)	61,472
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	291,316
100,000	Bahamas Government International Bond, 144a, 8.950%, 10/15/32	80,177
200,000	Bahamas Government International Bond, 144a, 9.000%, 6/16/29	170,964
50,000	Banque Centrale de Tunisie International Bond, 8.250%, 9/19/27	35,201

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 5.3% (Continued)
$ 368,000	Chile Government International Bond, 3.100%, 5/7/41	$ 263,847
811,000	Chile Government International Bond, 3.100%, 1/22/61	503,620
200,000	Chile Government International Bond, 3.500%, 1/31/34	170,203
300,000	Chile Government International Bond, 4.000%, 1/31/52	231,268
375,000	Colombia Government International Bond, 3.250%, 4/22/32	272,631
200,000	Colombia Government International Bond, 4.125%, 5/15/51	119,598
200,000	Colombia Government International Bond, 5.200%, 5/15/49	136,137
250,000	Colombia Government International Bond, 6.125%, 1/18/41	198,860
200,000	Dominican Republic International Bond, 144a, 5.500%, 2/22/29	183,399
200,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	166,015
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	146,739
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	86,679
247,150	Ecuador Government International Bond, 144a, 1.500%, 7/31/40(B)(C)	100,857
372,885	Ecuador Government International Bond, 144a, 2.500%, 7/31/35(B)(C)	171,429
631,050	Ecuador Government International Bond, 144a, 5.500%, 7/31/30(B)(C)	405,493
585,000	Egypt Government International Bond, 144a, 7.625%, 5/29/32	432,023
200,000	Egypt Government International Bond, 144a, 8.875%, 5/29/50	134,848
350,000	Egypt Government International Bond, 144a, 5.750%, 5/29/24	332,955
400,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	329,788
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	130,483
100,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	43,750
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	39,821
75,000	El Salvador Government International Bond, 144a, 8.625%, 2/28/29	32,506
585,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	215,280
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	69,460
200,000	Guatemala Government Bond, 144a, 5.250%, 8/10/29	191,980
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	187,953
200,000	Hungary Government International Bond, 144a, 5.500%, 6/16/34	187,360
300,000	Hungary Government International Bond, 144a, 3.125%, 9/21/51	180,127
500,000	Indonesia Government International Bond, 5.450%, 9/20/52	486,900
200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	11,420
1,020,000	Mexico Government International Bond, 3.771%, 5/24/61	643,145
Principal Amount		Market Value
	Sovereign Government Obligations — 5.3% (Continued)
$ 225,000	Mexico Government International Bond, 4.280%, 8/14/41	$ 173,079
200,000	Mexico Government International Bond, 4.875%, 5/19/33	183,635
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	192,080
200,000	Morocco Government International Bond, 144a, 5.500%, 12/11/42	171,425
370,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	237,399
200,000	Nigeria Government International Bond, 144a, 6.125%, 9/28/28	154,272
200,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	150,346
200,000	Oman Government International Bond, 144a, 6.500%, 3/8/47	181,870
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	195,564
200,000	Oman Sovereign Sukuk Co., 4.397%, 6/1/24	196,288
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	105,000
200,000	Panama Government International Bond, 6.400%, 2/14/35	202,852
200,000	Papua New Guinea Government International Bond, 8.375%, 10/4/28	173,600
216,000	Paraguay Government International Bond, 144a, 2.739%, 1/29/33	172,868
100,000	Paraguay Government International Bond, 144a, 5.600%, 3/13/48	87,182
200,000	Peruvian Government International Bond, 3.300%, 3/11/41	145,335
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	138,000
930,000	Republic of Poland Government International Bond, 5.750%, 11/16/32	989,619
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	146,340
360,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	300,790
200,000	Romanian Government International Bond, 3.000%, 2/27/27	176,946
200,000	Romanian Government International Bond, 6.000%, 5/25/34	186,786
200,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	63,973
350,000	Turkey Government International Bond, 4.875%, 4/16/43	226,995
200,000	Turkey Government International Bond, 5.750%, 5/11/47	136,000
200,000	Ukraine Government International Bond, 7.750%, 9/1/28*	41,208
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/34*	72,520
	Total Sovereign Government Obligations	$13,073,655
	Agency Collateralized Mortgage Obligations — 4.9%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,504,151
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,117,410
118,270	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	121,286
11,743	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	10,950
361,827	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	336,078

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 4.9% (Continued)
$ 1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	$ 1,458,258
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,872,886
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,081,045
43,144	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 4.639%, 8/25/44(B)	42,662
807,830	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	797,448
4,114,730	GNMA, Ser 2012-147, Class IO, 0.552%, 4/16/54(B)(C)(D)	52,910
1,477,399	GNMA, Ser 2016-113, Class IO, 1.182%, 2/16/58(B)(C)(D)	77,943
8,541,845	GNMA, Ser 2016-140, Class IO, 0.748%, 5/16/58(B)(C)(D)	304,233
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,361,353
	Total Agency Collateralized Mortgage Obligations	$12,138,613
Shares
	Short-Term Investment Fund — 0.4%
1,119,053	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	1,119,053
	Total Investment Securities—99.5% (Cost $277,263,080)	$245,032,401
	Other Assets in Excess of Liabilities — 0.5%	1,207,629
	Net Assets — 100.0%	$246,240,030
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $69,593,900 or 28.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$112,662,727	$—	$112,662,727
U.S. Treasury Obligations	—	34,192,464	—	34,192,464
Commercial Mortgage-Backed Securities	—	22,372,753	—	22,372,753
U.S. Government Mortgage-Backed Obligations	—	20,078,696	—	20,078,696
Asset-Backed Securities	—	15,421,414	—	15,421,414
Non-Agency Collateralized Mortgage Obligations	—	13,973,026	—	13,973,026
Sovereign Government Obligations	—	13,073,655	—	13,073,655
Agency Collateralized Mortgage Obligations	—	12,138,613	—	12,138,613
Short-Term Investment Fund	1,119,053	—	—	1,119,053
Total	$1,119,053	$243,913,348	$—	$245,032,401
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Anti-Benchmark® International Core Equity Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Japan — 29.3%
	Communication Services — 1.2%
1,900	Nexon Co. Ltd.	$ 42,656
1,500	Square Enix Holdings Co. Ltd.	69,638
	Consumer Discretionary — 5.7%
1,900	Isetan Mitsukoshi Holdings Ltd.	20,658
12,800	Mitsubishi Motors Corp.*	48,609
6,400	Pan Pacific International Holdings Corp.	118,874
1,600	Shimamura Co. Ltd.	159,708
2,000	Skylark Holdings Co. Ltd.*	23,205
1,700	Takashimaya Co. Ltd.	23,672
40,000	Yamada Holdings Co. Ltd.	141,991
	Consumer Staples — 12.7%
3,300	Calbee, Inc.	75,233
1,400	Kobayashi Pharmaceutical Co. Ltd.	95,960
11,800	Lion Corp.	135,729
1,900	MatsukiyoCocokara & Co.	95,501
1,200	MEIJI Holdings Co. Ltd.	61,510
1,800	Nissin Foods Holdings Co. Ltd.	142,550
7,200	Pigeon Corp.	118,000
800	Rohto Pharmaceutical Co. Ltd.	14,052
3,900	Sundrug Co. Ltd.	115,895
2,000	Toyo Suisan Kaisha Ltd.	77,052
5,200	Welcia Holdings Co. Ltd.	121,214
12,000	Yamazaki Baking Co. Ltd.	143,919
	Energy — 1.3%
800	Cosmo Energy Holdings Co. Ltd.	21,176
9,600	Inpex Corp.	103,156
	Financials — 1.4%
8,300	Shinsei Bank Ltd.	134,862
	Health Care — 1.8%
1,400	Daiichi Sankyo Co. Ltd.	45,061
1,600	Eisai Co. Ltd.	105,523
1,200	Medipal Holdings Corp.	15,861
	Industrials — 0.3%
1,200	Kyushu Railway Co.	26,572
	Information Technology — 1.0%
3,400	Alps Alpine Co. Ltd.	30,732
8,400	Ricoh Co. Ltd.	63,934
	Real Estate — 0.9%
21	GLP J-Reit	24,185
26	Nippon Prologis REIT, Inc.	60,959
	Utilities — 3.0%
5,100	Toho Gas Co. Ltd.	97,069
22,400	Tokyo Electric Power Co. Holdings, Inc.*	80,672
5,300	Tokyo Gas Co. Ltd.	103,773
	Total Japan	2,759,161
	Hong Kong — 8.9%
	Consumer Discretionary — 0.3%
4,000	Galaxy Entertainment Group Ltd.	26,299
	Consumer Staples — 0.5%
85,000	WH Group Ltd., 144a	49,575
	Financials — 1.4%
8,000	Hang Seng Bank Ltd.	132,692
	Industrials — 2.6%
2,700	Jardine Matheson Holdings Ltd.	137,430
2,500	MTR Corp. Ltd.	13,222
Shares		Market Value

	Hong Kong — (Continued)
	Industrials — (Continued)
166,000	Pacific Basin Shipping Ltd.	$ 55,923
20,000	Xinyi Glass Holdings, Ltd.	36,951
	Information Technology — 0.9%
12,200	ASMPT Ltd.	86,647
	Real Estate — 1.3%
7,000	Henderson Land Development Co. Ltd.	24,368
2,700	Hongkong Land Holdings Ltd.	12,422
12,200	Link REIT	89,272
	Utilities — 1.9%
12,500	CK Infrastructure Holdings Ltd.	65,225
114,000	Hong Kong & China Gas Co. Ltd.	108,119
	Total Hong Kong	838,145
	United Kingdom — 7.7%
	Communication Services — 0.8%
53,549	BT Group PLC	72,306
	Consumer Discretionary — 1.2%
10,573	Pearson PLC	119,388
	Consumer Staples — 4.3%
49,466	J Sainsbury PLC	129,740
4,797	Ocado Group PLC*	35,608
1,483	Reckitt Benckiser Group PLC	102,796
2,721	Unilever PLC	137,378
	Energy — 0.4%
9,990	Harbour Energy PLC	36,866
	Financials — 0.3%
1,983	Hiscox Ltd.	26,145
	Health Care — 0.7%
24,176	ConvaTec Group PLC, 144a	67,709
	Total United Kingdom	727,936
	Switzerland — 6.0%
	Communication Services — 1.5%
258	Swisscom AG	141,335
	Consumer Staples — 0.9%
8	Chocoladefabriken Lindt & Spruengli AG	81,520
	Health Care — 3.1%
815	Galenica AG, 144a	66,496
1,073	Novartis AG	97,104
423	Roche Holding AG	132,923
	Real Estate — 0.5%
389	PSP Swiss Property AG	45,697
	Total Switzerland	565,075
	France — 5.6%
	Communication Services — 0.5%
4,541	Orange SA	45,056
	Consumer Staples — 1.4%
7,942	Carrefour SA	132,838
	Energy — 0.3%
298	Gaztransport Et Technigaz SA	31,848
	Financials — 0.2%
755	SCOR SE	17,396
	Health Care — 2.1%
635	BioMerieux	66,715

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 99.7% (Continued)
	France — (Continued)
	Health Care — (Continued)
393	Ipsen SA	$ 42,271
885	Sanofi	85,338
	Industrials — 1.1%
62	Dassault Aviation SA	10,515
401	Teleperformance	95,865
	Total France	527,842
	Netherlands — 5.1%
	Communication Services — 1.4%
42,973	Koninklijke KPN NV	133,012
	Consumer Staples — 1.4%
4,580	Koninklijke Ahold Delhaize NV	131,681
	Health Care — 1.2%
289	Argenx SE*	108,492
	Materials — 1.1%
2,890	OCI NV	103,325
	Total Netherlands	476,510
	Israel — 4.6%
	Communication Services — 0.7%
37,657	Bezeq The Israeli Telecommunication Corp. Ltd.	64,601
	Financials — 0.8%
9,097	Bank Hapoalim BM	81,909
	Health Care — 0.9%
9,037	Teva Pharmaceutical Industries Ltd.*	83,336
	Information Technology — 1.1%
198	Check Point Software Technologies Ltd.*	24,979
349	Nice Ltd.*	67,140
113	Wix.com Ltd.*	8,682
	Materials — 1.1%
14,392	ICL Group Ltd.	103,989
	Total Israel	434,636
	Spain — 4.5%
	Communication Services — 1.1%
1,336	Cellnex Telecom SA, 144a	44,317
16,719	Telefonica SA	60,524
	Financials — 2.5%
110,883	Banco de Sabadell SA	104,226
19,206	Bankinter SA	128,671
	Health Care — 0.8%
6,223	Grifols SA*	71,866
	Utilities — 0.1%
726	Red Electrica Corp. SA	12,624
	Total Spain	422,228
	China — 4.3%
	Consumer Discretionary — 1.1%
51,800	Chow Tai Fook Jewellery Group Ltd.	105,266
	Consumer Staples — 1.3%
37,200	Budweiser Brewing Co. APAC Ltd., 144a	116,287
	Industrials — 1.7%
20,000	SITC International Holdings Co., Ltd.	44,329
112,900	Yangzijiang Shipbuilding Holdings Ltd.	114,684
Shares		Market Value

	China — (Continued)
	Real Estate — 0.2%
7,000	Wharf Holdings Ltd. (The)	$ 20,534
	Total China	401,100
	Denmark — 3.0%
	Health Care — 1.2%
718	Ascendis Pharma A/S ADR*	87,689
180	Novo Nordisk A/S - Class B	24,447
	Industrials — 0.7%
2,372	Vestas Wind Systems A/S	69,193
	Utilities — 1.1%
1,143	Orsted AS, 144a	103,334
	Total Denmark	284,663
	Finland — 2.7%
	Communication Services — 1.2%
2,139	Elisa Oyj	113,378
	Health Care — 1.5%
2,607	Orion Oyj - Class B	142,924
	Total Finland	256,302
	Norway — 2.3%
	Energy — 2.3%
3,317	Aker BP ASA	103,102
3,122	Equinor ASA	112,205
	Total Norway	215,307
	Portugal — 2.2%
	Consumer Staples — 1.4%
6,325	Jeronimo Martins SGPS SA	136,845
	Energy — 0.8%
5,569	Galp Energia SGPS SA	75,129
	Total Portugal	211,974
	Sweden — 2.2%
	Consumer Staples — 1.1%
3,821	Essity AB	100,061
	Industrials — 1.1%
2,672	Saab AB	105,297
	Total Sweden	205,358
	Australia — 2.0%
	Consumer Discretionary — 0.6%
1,248	Domino's Pizza Enterprises Ltd.	56,202
	Consumer Staples — 0.5%
4,926	Treasury Wine Estates Ltd.	45,509
	Financials — 0.3%
17,159	Medibank Pvt Ltd.	34,233
	Materials — 0.6%
26,873	Evolution Mining Ltd.	54,942
	Total Australia	190,886
	Germany — 1.9%
	Health Care — 1.0%
2,920	Fresenius Medical Care AG & Co. KGaA	95,375
	Materials — 0.9%
4,337	K+S AG	85,499
	Total Germany	180,874

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 99.7% (Continued)
	United States — 1.7%
	Energy — 0.2%
1,242	Tenaris SA	$ 21,782
	Health Care — 1.5%
2,776	GSK PLC	47,978
1,743	QIAGEN NV*	87,622
	Total United States	157,382
	Belgium — 1.5%
	Health Care — 1.5%
1,830	UCB SA	144,192
	Ireland — 0.9%
	Consumer Staples — 0.9%
991	Kerry Group PLC - Class A	89,517
	Singapore — 0.8%
	Real Estate — 0.8%
76,900	Suntec Real Estate Investment Trust REIT	79,212
	Austria — 0.8%
	Utilities — 0.8%
846	Verbund AG	71,115
	Macao — 0.7%
	Consumer Discretionary — 0.7%
20,400	Sands China Ltd.*	66,917
	New Zealand — 0.6%
	Health Care — 0.6%
4,205	Fisher & Paykel Healthcare Corp. Ltd.†	60,165
	Luxembourg — 0.4%
	Health Care — 0.4%
537	Eurofins Scientific SE	38,556
	United Arab Emirates — 0.0%
	Health Care — 0.0%
15,156	NMC Health PLC(A)	0
	Total Common Stocks	$9,405,053
	Short-Term Investment Funds — 0.7%
290	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	290
60,922	Invesco Government & Agency Portfolio, Institutional Class, 4.22%∞Ω**	60,922
	Total Short-Term Investment Funds	$61,212
	Total Investment Securities — 100.4% (Cost $9,552,883)	$9,466,265
	Liabilities in Excess of Other Assets — (0.4)%	(36,940)
	Net Assets — 100.0%	$9,429,325
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2022 was $58,463.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $447,718 or 4.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$378,860	$2,380,301	$—	$2,759,161
Hong Kong	137,430	700,715	—	838,145
United Kingdom	—	727,936	—	727,936
Switzerland	—	565,075	—	565,075
France	—	527,842	—	527,842
Netherlands	—	476,510	—	476,510
Israel	33,661	400,975	—	434,636
Spain	—	422,228	—	422,228
China	—	401,100	—	401,100
Denmark	87,689	196,974	—	284,663
Finland	—	256,302	—	256,302
Norway	—	215,307	—	215,307
Portugal	—	211,974	—	211,974
Sweden	—	205,358	—	205,358
Australia	—	190,886	—	190,886
Germany	—	180,874	—	180,874
United States	—	157,382	—	157,382
Belgium	—	144,192	—	144,192
Ireland	—	89,517	—	89,517
Singapore	—	79,212	—	79,212
Austria	—	71,115	—	71,115
Macao	—	66,917	—	66,917
New Zealand	—	60,165	—	60,165
Luxembourg	—	38,556	—	38,556
United Arab Emirates	—	—	0	0
Short-Term Investment Funds	61,212	—	—	61,212
Total	$698,852	$8,767,413	$0	$9,466,265
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, September 30, 2022	$0
Change in unrealized appreciation (depreciation)	—
Ending balance, December 31, 2022	$0
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2022	$—
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – December 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 67.0%
	Energy — 13.1%
$ 2,867,000	Apache Corp., 5.100%, 9/1/40(A)	$ 2,375,919
2,442,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	2,234,466
252,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	224,691
1,229,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	1,192,154
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	183,297
2,399,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	2,381,137
160,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	127,212
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	203,475
382,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	343,717
1,722,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	1,717,991
1,410,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	1,358,048
320,000	Cullinan Holdco Scsp (Luxembourg), 4.625%, 10/15/26	299,114
480,000	Cullinan Holdco Scsp (Luxembourg), 144a, 4.625%, 10/15/26	448,671
665,000	Enerflex Ltd. (Canada), 144a, 9.000%, 10/15/27	663,168
928,000	EnLink Midstream LLC, 5.375%, 6/1/29	858,660
989,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	931,480
2,835,000	EQM Midstream Partners LP, 6.500%, 7/15/48	2,124,683
810,000	EQT Corp., 7.000%, 2/1/30	840,067
2,738,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	2,305,779
1,904,000	Moss Creek Resources Holdings, Inc., 144a, 7.500%, 1/15/26	1,714,019
36,000	Moss Creek Resources Holdings, Inc., 144a, 10.500%, 5/15/27	34,030
2,402,000	New Fortress Energy, Inc., 144a, 6.500%, 9/30/26	2,230,737
1,214,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	989,410
1,190,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	1,158,840
1,420,426	Rockcliff Energy II LLC, 144a, 5.500%, 10/15/29	1,299,619
964,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	816,018
979,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	846,571
645,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	554,560
1,957,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	1,751,116
127,000	Transocean, Inc., 6.800%, 3/15/38	80,072
909,000	Transocean, Inc., 144a, 7.250%, 11/1/25	803,757
768,000	Transocean, Inc., 144a, 11.500%, 1/30/27	769,920
2,050,000	Western Midstream Operating LP, 5.500%, 2/1/50	1,670,369
		35,532,767
	Consumer Discretionary — 9.4%
928,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144a, 5.500%, 4/20/26	892,159
565,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	497,426
1,255,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	1,057,513
804,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 8/1/29	643,787
763,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	671,303
28,000	Bath & Body Works, Inc., 6.694%, 1/15/27	27,799
300,000	Bath & Body Works, Inc., 6.750%, 7/1/36	263,670
961,000	Bath & Body Works, Inc., 6.875%, 11/1/35	854,233
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	90,822
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 565,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	$ 555,141
697,000	Carvana Co., 144a, 4.875%, 9/1/29	268,527
500,000	Carvana Co., 144a, 5.625%, 10/1/25	224,668
233,000	Carvana Co., 144a, 5.875%, 10/1/28	90,936
55,000	Carvana Co., 144a, 10.250%, 5/1/30	25,844
179,000	Century Communities, Inc., 6.750%, 6/1/27	170,941
125,000	Clarios Global LP, 144a, 6.750%, 5/15/25	125,167
837,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	820,230
227,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	221,808
147,000	Dana, Inc., 5.375%, 11/15/27	136,360
333,000	Dana, Inc., 5.625%, 6/15/28	302,794
399,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	375,583
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	10,698
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	537,575
2,077,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	1,995,284
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	413,490
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	52,856
1,500,000	Hanesbrands Finance Luxembourg SCA, 144a, 3.500%, 6/15/24	1,551,082
550,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	532,690
1,601,231	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144a, 5.750%, 1/20/26	1,449,114
1,626,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	1,406,490
320,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	263,075
1,041,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	846,963
934,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	832,913
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	210,109
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	192,920
503,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	423,778
550,000	MGM Resorts International, 6.750%, 5/1/25	552,898
1,484,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.345%, 9/17/27	1,347,069
2,446,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	2,355,070
59,000	Six Flags Theme Parks, Inc., 144a, 7.000%, 7/1/25	59,449
610,000	SRS Distribution, Inc., 144a, 6.000%, 12/1/29	485,470
371,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	322,541
845,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	783,252
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	181,105
540,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	440,189
		25,562,791
	Communication Services — 8.7%
2,682,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	2,159,010
1,586,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	1,209,325
1,729,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	1,283,065
3,130,000	Avaya, Inc., 144a, 6.125%, 9/15/28	954,650
72,000	Belo Corp., 7.250%, 9/15/27	68,328
500,000	Belo Corp., 7.750%, 6/1/27	488,125
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	541,428
310,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	280,163
2,085,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	1,722,533
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	426,802
1,463,000	CommScope, Inc., 144a, 8.250%, 3/1/27	1,133,825

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 67.0% (Continued)
	Communication Services — (Continued)
$ 310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	$ 284,925
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	133,688
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	52,730
430,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	237,599
890,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	501,951
2,891,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	339,692
1,000,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	7,500
1,085,000	DISH DBS Corp., 5.125%, 6/1/29	700,042
496,000	DISH DBS Corp., 7.750%, 7/1/26	400,867
250,000	DKT Finance ApS (Denmark), 7.000%, 6/17/23	265,089
650,000	DKT Finance ApS (Denmark), 144a, 7.000%, 6/17/23	689,231
600,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	439,345
273,000	Level 3 Financing, Inc., 144a, 4.250%, 7/1/28	215,042
411,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27(A)	342,157
1,781,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	1,540,565
1,580,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	1,267,950
1,197,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	1,041,749
934,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	770,746
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	18,489
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	219,067
397,000	TEGNA, Inc., 4.625%, 3/15/28	376,586
1,200,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,080,000
1,755,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	807,340
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	270,798
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	109,441
1,090,000	Virgin Media Vendor Financing Notes IV DAC (Ireland), 144a, 5.000%, 7/15/28	953,352
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	323,806
		23,657,001
	Industrials — 7.1%
635,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	474,976
583,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	555,224
1,503,983	Artera Services LLC, 144a, 9.033%, 12/4/25	1,252,953
805,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	824,191
2,423,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28†	1,799,978
958,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	842,238
142,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	134,190
1,713,271	GFL Environmental, Inc. (Canada), 144a, 4.375%, 8/15/29	1,451,912
2,884,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	2,456,562
2,114,000	Mauser Packaging Solutions Holding Co., 144a, 7.250%, 4/15/25	1,954,702
1,818,000	OI European Group BV, 144a, 4.750%, 2/15/30	1,592,023
529,000	Owens-Brockway Glass Container, Inc., 144a, 5.375%, 1/15/25	508,184
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	49,494
602,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	560,477
1,000,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	986,190
175,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	177,521
Principal Amount		Market Value

	Industrials — (Continued)
$ 1,663,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	$ 1,580,901
2,404,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25	2,103,492
		19,305,208
	Consumer Staples — 6.6%
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	380,053
687,000	BCPE Ulysses Intermediate, Inc., 144a, 7.750%, 4/1/27(B)	424,505
219,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	190,664
1,641,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	1,597,924
2,018,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	1,761,775
385,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	359,099
802,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	763,119
2,695,000	Korn Ferry, 144a, 4.625%, 12/15/27	2,482,122
1,889,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	1,204,872
1,407,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	1,126,710
1,286,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	1,087,724
817,000	Paysafe Finance PLC / Paysafe Holdings US Corp., 144a, 4.000%, 6/15/29	631,132
2,539,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	2,037,471
411,000	SRS Distribution, Inc., 144a, 6.125%, 7/1/29	332,302
2,024,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	1,166,310
1,247,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,239,206
1,590,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	1,204,520
		17,989,508
	Financials — 6.1%
431,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 4.250%, 2/15/29	355,753
666,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26	647,759
1,340,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 6.750%, 10/15/27	1,204,472
1,879,000	Blackstone Private Credit Fund, 2.625%, 12/15/26	1,557,389
479,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	407,222
2,126,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	1,985,857
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	532,422
1,915,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	1,640,322
300,000	Navient Corp., 4.875%, 3/15/28	246,725
1,151,000	Navient Corp., 5.000%, 3/15/27	1,007,600
599,000	OneMain Finance Corp., 3.500%, 1/15/27	495,954
392,000	OneMain Finance Corp., 3.875%, 9/15/28	311,726
1,690,000	OneMain Finance Corp., 4.000%, 9/15/30	1,260,976
1,036,000	Owl Rock Capital Corp., 3.400%, 7/15/26	905,849
2,771,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	2,195,846
2,252,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	1,803,424
		16,559,296
	Materials — 5.0%
1,027,636	ASP Unifrax Holdings, Inc., 144a, 5.250%, 9/30/28	826,835
1,705,000	Ball Corp., 2.875%, 8/15/30	1,359,593
1,643,000	CF Industries, Inc., 5.150%, 3/15/34	1,561,594
250,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	204,375
1,200,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	1,077,876

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 67.0% (Continued)
	Materials — (Continued)
$ 272,000	First Quantum Minerals Ltd. (Zambia), 144a, 7.500%, 4/1/25	$ 264,749
1,818,000	First Quantum Minerals Ltd. (Zambia), 144a, 6.500%, 3/1/24	1,778,486
417,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	388,490
300,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	293,473
822,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	776,203
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	56,828
1,302,000	Martin Marietta Materials, Inc., 2.400%, 7/15/31	1,045,259
429,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	367,129
2,031,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29†	1,635,929
2,044,000	Tronox, Inc., 144a, 4.625%, 3/15/29	1,699,075
165,000	Venator Finance Sarl / Venator Materials LLC, 144a, 9.500%, 7/1/25	118,800
		13,454,694
	Real Estate — 4.1%
2,544,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	2,126,314
138,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	125,779
834,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	724,579
939,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	689,992
1,386,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,342,036
465,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	405,573
656,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	603,520
1,105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	960,245
1,676,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	1,408,317
963,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.750%, 6/15/29	777,488
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,643,018
201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	175,908
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	41,860
		11,024,629
	Health Care — 2.8%
2,242,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	2,061,967
2,199,000	Air Methods Corp., 144a, 8.000%, 5/15/25	109,950
2,935,000	Global Medical Response, Inc., 144a, 6.500%, 10/1/25	2,100,609
1,000,000	IQVIA, Inc., 144a, 2.875%, 6/15/28	952,700
897,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	506,895
1,506,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	1,374,361
751,000	Syneos Health, Inc., 144a, 3.625%, 1/15/29	604,180
		7,710,662
	Information Technology — 2.3%
2,707,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	2,175,751
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29†	407,125
1,225,000	II-VI, Inc., 144a, 5.000%, 12/15/29	1,056,477
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	337,221
398,000	Seagate HDD Cayman, 3.375%, 7/15/31	301,215
1,802,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	1,518,273
417,768	TIBCO Software Inc., Term Loan (), (1M SOFR + 7.100%), 9.000%, 9/28/29	415,942
		6,212,004
Principal Amount		Market Value

	Utilities — 1.8%
$ 1,492,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31(A)	$ 1,134,965
160,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	120,168
1,260,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	1,130,600
1,000,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	925,699
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,282,208
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	420,627
		5,014,267
	Total Corporate Bonds	$182,022,827
	Bank Loans — 16.9%(C)
	Consumer Discretionary — 3.6%
705,000	American Airlines Inc., Initial Term Loan, (3M LIBOR + 4.750%), 7.460%, 4/20/28	701,144
596,904	Aramark Services Inc., US Term B-3 Loan, (1M LIBOR + 1.750%), 4.865%, 3/11/25	592,242
976,277	Brightview Landscapes LLC, Initial Term Loan, (1M SOFR + 3.250%), 6.284%, 4/20/29	938,447
1,495,967	Caesars Resort Collection LLC, Term B Loan, (1M LIBOR + 2.750%), 5.865%, 12/23/24	1,491,225
471,557	Caesars Resort Collection LLC, Term B-1 Loan, (1M LIBOR + 3.500%), 6.615%, 7/21/25	469,949
2,253,790	ClubCorp Holdings Inc., First Lien Term B Loan , (3M LIBOR + 2.750%), 6.424%, 9/18/24	2,023,633
635,000	Delta Air Lines Inc., Initial Term Loan, (3M LIBOR + 3.750%), 6.460%, 10/20/27	646,430
569,285	LBM Acquisition LLC, First Lien Initial Term Loan, (6M LIBOR + 3.750%), 7.121%, 12/17/27	492,255
397,357	Station Casinos LLC, Term B-1 Facility Loan, (1M LIBOR + 2.250%), 5.370%, 2/08/27	387,217
967,763	United AirLines, Inc., Class B Term Loan, (3M LIBOR + 3.750%), 6.533%, 4/21/28	953,788
868,901	Whatabrands LLC, Initial Term B Loan, (1M LIBOR + 3.250%), 6.365%, 8/03/28	838,672
323,499	William Morris Endeavor Entertainment LLC, New Term Loan B-1, (1M LIBOR + 2.750%), 5.870%, 5/18/25	315,896
		9,850,898
	Communication Services — 3.1%
600,850	Cable One Inc., Incremental Term B-4 Loan, (1M LIBOR + 2.000%), 5.115%, 5/03/28	585,228
185,750	Charter Communications Operating LLC, Term Loan B2, (1M LIBOR + 1.750%), 4.870%, 2/01/27	181,140
261,413	CSC Holdings LLC, 2017 Refinancing Term Loan, (1M LIBOR + 2.250%), 5.068%, 7/17/25	246,382
394,757	CSC Holdings LLC, 2022 Refinancing Term Loan, 9.012%, 4/15/27	369,591
865,441	Delta TopCo Inc., Second Lien Initial Term Loan, (6M LIBOR + 7.250%), 9.336%, 12/01/28	673,962
616,104	E.W. Scripps Company, The, Tranche B-2 Term Loan, (1M LIBOR + 2.563%), 5.678%, 5/01/26	604,398
383,552	Go Daddy Operating Company, LLC, Tranche B-5 Term Loan, (1M SOFR + 3.250%), 7.042%, 11/09/29	382,539
1,007,627	Gray Television Inc., Term C Loan, (1M LIBOR + 2.500%), 5.628%, 1/02/26	978,940
463,565	MH Sub I, LLC, 2020 June New Term Loan, (1M LIBOR + 3.750%), 6.865%, 9/13/24	449,825
507,949	NEP Group Inc., First Lien Initial Dollar Term Loan, (1M LIBOR + 3.250%), 6.365%, 10/20/25	434,932
295,450	Nexstar Broadcasting Inc., Term B-4 Loan, (1M LIBOR + 2.500%), 5.615%, 9/18/26	292,717
969,750	Numericable U.S. LLC, USD TLB-12 Term Loan, (3M LIBOR + 3.688%), 6.200%, 1/31/26	896,213

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 16.9%(C) (Continued)
	Communication Services — (Continued)
$ 900,900	Proofpoint Inc., Initial Term Loan, (3M LIBOR + 3.250%), 6.320%, 8/31/28	$ 864,359
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M LIBOR + 2.000%), 4.818%, 4/28/28	359,455
715,000	UPC Financing Partnership, Facility AX, (1M LIBOR + 2.925%), 5.743%, 1/31/29	697,125
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M LIBOR + 3.250%), 6.068%, 1/31/29	474,840
		8,491,646
	Information Technology — 2.8%
953,848	Dun & Bradstreet Corporation (The), Term Loan B, (1M LIBOR + 3.250%), 6.330%, 2/06/26	943,461
375,741	Epicor Software Corporation, Term C Loan, (1M LIBOR + 3.250%), 6.365%, 7/30/27	360,028
883,904	Finastra USA Inc., First Lien Dollar Term Loan, (6M LIBOR + 3.500%), 6.871%, 6/13/24	779,674
1,389,473	Hyland Software Inc., 2018 Refinancing Term Loan, (1M LIBOR + 3.500%), 6.615%, 7/01/24	1,368,978
470,800	Hyland Software Inc., 2021-1 Incremental Term Facility, (1M LIBOR + 6.250%), 9.365%, 7/07/25	444,200
1,160,000	Open Text Corp., 8.038%, 11/16/29	1,131,870
804,255	Quest Software, Inc., Second Lien Initial Term Loan, (3M SOFR + 7.650%), 10.227%, 2/01/30	483,896
223,791	SS&C Technologies Inc., Term B-3 Loan, (1M LIBOR + 1.750%), 4.865%, 4/16/25	219,657
181,936	SS&C Technologies Inc., Term B-4 Loan, (1M LIBOR + 1.750%), 4.865%, 4/16/25	178,576
703,729	SS&C Technologies Inc., Term B-5 Loan, (1M LIBOR + 1.750%), 4.865%, 4/16/25	690,731
953,623	Tempo Acquisition LLC, Additional Initial Term B-1 Loan, (1M SOFR + 3.000%), 6.034%, 8/31/28	949,809
		7,550,880
	Health Care — 2.7%
982,500	AlixPartners LLP, Initial Dollar Term Loan, (1M LIBOR + 2.750%), 5.865%, 2/04/28	973,029
490,237	Avantor Funding Inc., Incremental B-5 Dollar Term Loan, (1M LIBOR + 2.250%), 5.365%, 11/08/27	487,242
576,000	Belron Finance US LLC, First Incremental Loan, (3M LIBOR + 2.250%), 5.188%, 11/13/25	572,400
712,992	Elanco Animal Health Inc., Term Loan, (1M LIBOR + 1.750%), 4.878%, 8/01/27	683,467
633,750	Froneri US Inc., Facility B2, (1M LIBOR + 2.250%), 5.365%, 1/29/27	615,707
681,689	Gainwell Acquisition Corp, Term B Loan, (3M LIBOR + 4.000%), 7.674%, 10/01/27	638,232
870,329	Organon & Co, Senior Secured Dollar Term Loan, (3M LIBOR + 3.000%), 6.188%, 6/02/28	860,538
373,350	Packaging Coordinators Midco Inc., First Lien Term B Loan, (3M LIBOR + 3.750%), 7.424%, 11/30/27	353,282
972,675	Sunshine Luxembourg VII SARL, Term Loan B3 (USD), (3M LIBOR + 3.750%), 7.424%, 10/01/26	929,984
634,077	Surgery Center Holdings, Inc., 2021 New Term Loan, (1M LIBOR + 3.750%), 7.070%, 8/31/26	625,289
263,602	Team Health Holdings Inc., Initial Term Loan, (1M LIBOR + 2.750%), 5.865%, 2/06/24	224,646
400,985	Trans Union LLC, Term B-5 Loan, (1M LIBOR + 1.750%), 4.865%, 11/16/26	394,898
		7,358,714
	Energy — 1.9%
316,156	Freeport LNG Investments, LLP, Initial Term B Loan, (3M LIBOR + 3.500%), 7.743%, 12/21/28	299,953
Principal Amount		Market Value

	Energy — (Continued)
$ 2,839,514	Gulf Finance, LLC, Term Loan, (1M LIBOR + 6.750%), 9.870%, 8/25/26	$ 2,662,044
856,423	PES Holdings LLC, Tranche C Loan Non-PIK, (3M PRIME + 6.990%), 3.000%, 12/31/22	23,552
2,070,388	Traverse Midstream Partners LLC, (6M SOFR + 4.250%), 5.950%, 9/27/24	2,063,265
		5,048,814
	Financials — 1.2%
678,758	Freeport LNG Investments, LLP, Tla Term Loan, 7.674%, 11/16/26	640,292
940,675	HUB International Ltd, Initial Term Loan, (3M LIBOR + 3.000%), 5.766%, 4/25/25	929,312
654,842	NFP Corp, Closing Date Term Loan, (1M LIBOR + 3.250%), 6.365%, 2/15/27	625,256
1,126,163	Sedgwick Claims Management Services Inc., Term Loan, (1M LIBOR + 3.250%), 6.365%, 12/31/25	1,093,965
		3,288,825
	Industrials — 1.1%
437,358	CP Atlas Buyer Inc., Term B Loan, (1M LIBOR + 3.500%), 6.615%, 11/23/27	381,901
841,629	Transdigm Inc., Tranche F Refinancing Term Loan, (3M LIBOR + 2.250%), 5.924%, 12/09/25	830,335
708,850	Vertical Midco Gmbh, Term Loan B, (6M LIBOR + 3.500%), 6.871%, 7/30/27	680,942
1,007,264	Wilsonart LLC, Tranche E Term Loan, (3M LIBOR + 3.250%), 6.930%, 12/31/26	956,398
		2,849,576
	Consumer Staples — 0.3%
952,661	IRB Holding Corp, Term B Loan, (1M LIBOR + 2.750%), 5.865%, 2/05/25	942,982
	Materials — 0.2%
452,464	Tronox Finance LLC, First Lien Term Loan B, (3M LIBOR + 2.250%), 5.924%, 3/10/28	437,053
255,848	Venator Materials LLC, Initial Term Loan, (1M LIBOR + 3.000%), 6.115%, 8/08/24	183,812
		620,865
	Total Bank Loans	$46,003,200
	Asset-Backed Securities — 9.5%
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class ER, 144a, (3M LIBOR +6.200%), 10.279%, 10/17/34(D)	913,358
575,000	AIMCO CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 1/17/35(D)(E)	433,344
325,000	Atrium XIII (Cayman Islands), Ser 13A, Class E, 144a, (3M LIBOR +6.050%), 10.375%, 11/21/30(D)	286,171
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(D)(E)	184,469
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (3M LIBOR +6.320%), 10.399%, 10/17/32(D)	1,080,140
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(D)(E)	366,602
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(D)(E)	618,511
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (3M LIBOR +6.500%), 10.743%, 10/20/34(D)	883,570
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-11A, Class E, 144a, (3M LIBOR +6.400%), 10.758%, 1/25/33(D)	853,986

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 9.5% (Continued)
$ 500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (3M LIBOR +6.610%), 10.935%, 7/23/34(D)	$ 433,772
714,286	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class E, 144a, (3M LIBOR +6.340%), 10.419%, 7/15/33(D)	646,493
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(D)(E)	526,918
1,000,000	CIFC Funding Ltd., Ser 2019-4A, Class DR, 144a, (3M LIBOR +6.600%), 10.679%, 10/15/34(D)	914,817
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(D)(E)	381,070
1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (3M LIBOR +6.350%), 10.675%, 1/23/35(D)	910,602
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (3M LIBOR +5.850%), 9.929%, 10/15/30(D)	201,967
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (3M LIBOR +5.200%), 9.806%, 5/15/31(D)	198,970
1,000,000	Dryden 76 CLO Ltd. (Cayman Islands), Ser 2019-76A, Class ER, 144a, (3M LIBOR +6.500%), 10.743%, 10/20/34(D)	820,238
250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(D)(E)	177,372
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(E)	536,368
250,000	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class F1, 144a, (3M LIBOR +8.000%), 12.243%, 1/20/34(D)	221,403
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 1/20/34(D)(E)	437,840
1,000,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (3M LIBOR +5.400%), 9.479%, 7/15/30(D)	885,027
1,000,000	ICG US CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/17/34(D)(E)	629,474
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(D)(E)	490,560
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(D)(E)	20,888
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(D)(E)	498,922
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 1/18/34(D)(E)	798,594
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(D)(E)	8,100
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (3M LIBOR +6.700%), 10.779%, 1/15/33(D)	435,327
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(D)(E)	595,460
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(D)(E)	297,571
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(D)(E)	165,447
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(D)(E)	417,949
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (3M LIBOR +6.300%), 10.658%, 1/25/35(D)	894,640
Principal Amount		Market Value
	Asset-Backed Securities — 9.5% (Continued)
$ 250,000	Niagara Park CLO Ltd. (Cayman Islands), Ser 2019-1A, Class ER, 144a, (3M LIBOR +5.950%), 10.029%, 7/17/32(D)	$ 225,640
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (3M LIBOR +6.770%), 10.849%, 4/15/31(D)	215,271
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2022-2A, Class E, 144a, (3M Term SOFR +8.340%), 11.165%, 7/15/33(D)	236,963
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (3M LIBOR +2.900%), 7.574%, 11/18/31(D)	218,902
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (3M LIBOR +6.400%), 10.725%, 10/22/36(D)	752,185
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(D)(E)	223,493
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 10/15/34(D)(E)	40,119
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 10/15/34(D)(E)	534,332
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(D)(E)	5,625
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(D)(E)	13,125
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(D)(E)	450,605
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(D)(E)	414,889
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (3M LIBOR +7.700%), 11.779%, 7/15/32(D)	411,888
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (3M LIBOR +2.750%), 7.400%, 11/18/30(D)	228,851
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.310%), 10.389%, 4/15/34(D)	439,869
525,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/15/34(E)	426,402
300,000	TICP CLO XII Ltd. (Cayman Islands), Ser 2018-12A, Class ER, 144a, (3M LIBOR +6.250%), 10.329%, 7/15/34(D)	268,799
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-4X, Class ER, (3M LIBOR +6.710%), 10.789%, 1/15/35(D)	217,099
1,000,000	Voya CLO Ltd., Ser 2020-3A, Class ER, 144a, (3M LIBOR +6.400%), 10.643%, 10/20/34(D)	882,251
850,000	Voya CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.350%), 10.429%, 7/15/34(D)	750,510
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class D, 144a, (3M LIBOR +6.250%), 10.493%, 1/20/32(D)	185,700
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(D)(E)	55,861
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2019-1A, Class D, 144a, (3M LIBOR +6.900%), 11.143%, 7/20/32(D)	198,128
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(D)(E)	128,897
	Total Asset-Backed Securities	$25,691,344

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 1.8%
	Energy — 1.3%
14,309	AFG Holdings, Inc.	$ 7,155
55,000	Antero Resources Corp.*	1,704,450
187,384	Ascent Resources Marcellus Holdings, LLC	0
10,000	Chesapeake Energy Corp.	943,700
45,000	Summit Midstream Partners LP*	750,600
		3,405,905
	Health Care — 0.4%
184,286	Bausch Health Cos., Inc.*†	1,157,316
	Industrials — 0.1%
28,087	Tutor Perini Corp.*	212,057
	Total Common Stocks	$4,775,278
	Exchange-Traded Fund — 0.4%
32,000	Alerian MLP ETF†	1,218,240
	Warrants — 0.0%
	Energy — 0.0%
48,515	Ascent Resources Marcellus Holdings, LLC, Exp 3/30/23, Price 0.00*	0
	Total Warrants	$0
	Short-Term Investment Funds — 3.8%
4,617,879	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	4,617,879
5,576,911	Invesco Government & Agency Portfolio, Institutional Class, 4.22%∞Ω**	5,576,911
	Total Short-Term Investment Funds	$10,194,790
	Total Long Positions—99.4% (Cost $304,251,501)	$269,905,679
	Securities Sold Short — (1.0)%
Principal Amount
	Corporate Bonds — (1.0)%
	Consumer Discretionary — (0.2)%
$(1,000,000)	WW International, Inc., 4.500%, 4/15/29	(499,590)
	Energy — (0.3)%
(675,000)	Chesapeake Energy Corp., 6.750%, 4/15/29	(657,180)
	Consumer Staples — (0.5)%
(2,000,000)	QVC, Inc., 4.750%, 2/15/27	(1,413,420)
	Total Corporate Bonds	$(2,570,190)
	Total Securities Sold Short (Proceeds $2,922,576)	$(2,570,190)
	Total Investment Securities—98.4%	$267,335,489
	Other Assets in Excess of Liabilities — 1.6%	4,255,028
	Net Assets — 100.0%	$271,590,517
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of December 31, 2022 was $1,707,101.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2022.
(D)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2022.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2022 was $5,444,471.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
MLP – Master Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $172,589,864 or 63.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$182,022,827	$—	$182,022,827
Bank Loans	—	46,003,200	—	46,003,200
Asset-Backed Securities	—	25,691,344	—	25,691,344
Common Stocks	4,768,123	7,155	—	4,775,278
Exchange-Traded Fund	1,218,240	—	—	1,218,240
Warrants	—	0	—	0
Short-Term Investment Funds	10,194,790	—	—	10,194,790
Other Financial Instruments
Swap Agreements
Credit contracts	—	81,702	—	81,702
Total Assets	$16,181,153	$253,806,228	$—	$269,987,381
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(2,570,190)	$—	$(2,570,190)
Other Financial Instruments
Swap Agreements
Credit contracts	—	(8,169)	—	(8,169)
Foreign currency exchange contracts	—	(21,514)	—	(21,514)
Total Liabilities	$—	$(2,599,873)	$—	$(2,599,873)
Total	$16,181,153	$251,206,355	$—	$267,387,508

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums (Received)	Unrealized Appreciation/ Depreciation
Buy Protection:
Goldman Sachs Bank USA	6/20/25	$500,000	5.000%	ICE	American Axle & Manufacturing Inc. USD SR 5Y D14	$(10,236)	$(2,067)	$(8,169)
Wells Fargo	12/20/25	$568,538	5.000%	ICE	Markit CDX North America High Yield Series 35 5Y Index	$(15,679)	$(35,393)	$19,714
								$11,545
Sell Protection:
Wells Fargo	12/20/24	$750,000	1.000%	ICE	RIGINC CDS USD SR 2Y D14 12/20/2024	$(108,426)	$(170,414)	$61,988
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Depreciation
Wells Fargo	1/17/2023	USD	5,185,959	EUR	4,858,587	$(21,514)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.9%
	Information Technology — 23.4%
130,389	Analog Devices, Inc.	$ 21,387,708
350,565	Apple, Inc.	45,548,911
140,078	Automatic Data Processing, Inc.	33,459,031
85,424	Broadcom, Inc.	47,763,121
996,274	Cisco Systems, Inc.	47,462,493
1,138,323	Intel Corp.	30,085,877
386,183	International Business Machines Corp.	54,409,323
134,886	KLA Corp.	50,856,069
356,049	Microsoft Corp.	85,387,671
820,395	Oracle Corp.	67,059,087
316,292	Paychex, Inc.	36,550,704
400,360	QUALCOMM, Inc.	44,015,578
256,606	Texas Instruments, Inc.	42,396,443
291,770	Visa, Inc. - Class A	60,618,135
		667,000,151
	Health Care — 13.9%
160,873	AbbVie, Inc.	25,998,686
174,272	AmerisourceBergen Corp.	28,878,613
340,035	Bristol-Myers Squibb Co.	24,465,518
444,934	CVS Health Corp.	41,463,399
198,968	Gilead Sciences, Inc.	17,081,403
349,977	Johnson & Johnson	61,823,437
707,537	Medtronic PLC	54,989,776
519,977	Merck & Co., Inc.	57,691,448
646,597	Pfizer, Inc.	33,131,630
93,257	UnitedHealth Group, Inc.	49,442,996
		394,966,906
	Financials — 12.5%
148,273	Arthur J Gallagher & Co.	27,955,391
1,328,161	Bank of America Corp.	43,988,692
78,563	BlackRock, Inc.	55,672,099
135,184	Goldman Sachs Group, Inc. (The)	46,419,482
213,539	JPMorgan Chase & Co.	28,635,580
325,310	Principal Financial Group, Inc.	27,300,015
352,084	Prudential Financial, Inc.	35,018,275
136,847	T Rowe Price Group, Inc.	14,924,534
533,375	Truist Financial Corp.	22,951,126
408,383	US Bancorp	17,809,582
835,461	Wells Fargo & Co.	34,496,185
		355,170,961
	Consumer Discretionary — 9.8%
146,835	Dollar General Corp.	36,158,119
149,868	Home Depot, Inc. (The)	47,337,307
130,498	McDonald's Corp.	34,390,138
531,833	Starbucks Corp.	52,757,834
183,536	Target Corp.	27,354,205
555,468	VF Corp.	15,336,471
105,078	Whirlpool Corp.	14,864,334
402,004	Yum! Brands, Inc.	51,488,672
		279,687,080
	Industrials — 9.7%
212,062	3M Co.	25,430,475
155,387	Caterpillar, Inc.	37,224,510
60,978	Deere & Co.	26,144,927
153,663	Eaton Corp. PLC	24,117,408
506,216	Fortune Brands Innovations, Inc.	28,909,996
91,453	Lockheed Martin Corp.	44,490,970
Shares		Market Value

	Industrials — (Continued)
458,407	Raytheon Technologies Corp.	$ 46,262,434
592,004	Stanley Black & Decker, Inc.	44,471,341
		277,052,061
	Communication Services — 7.1%
1,614,351	AT&T, Inc.	29,720,202
1,257,419	Comcast Corp. - Class A	43,971,942
822,283	Fox Corp. - Class A	24,972,735
857,243	Interpublic Group of Cos., Inc. (The)	28,554,764
423,110	Omnicom Group, Inc.	34,513,083
1,052,254	Verizon Communications, Inc.	41,458,808
		203,191,534
	Consumer Staples — 7.1%
537,697	Coca-Cola Co. (The)	34,202,906
59,455	Constellation Brands, Inc. - Class A	13,778,696
229,060	PepsiCo, Inc.	41,381,980
493,678	Philip Morris International, Inc.	49,965,151
415,325	Sysco Corp.	31,751,596
222,366	Walmart, Inc.	31,529,275
		202,609,604
	Energy — 6.3%
265,368	Chevron Corp.	47,630,902
429,349	Exxon Mobil Corp.	47,357,195
396,873	Phillips 66	41,306,542
347,437	Valero Energy Corp.	44,075,858
		180,370,497
	Utilities — 3.7%
460,521	Dominion Energy, Inc.	28,239,147
397,508	Duke Energy Corp.	40,939,349
428,303	NextEra Energy, Inc.	35,806,131
		104,984,627
	Materials — 3.5%
133,036	Air Products & Chemicals, Inc.	41,009,678
832,829	DuPont de Nemours, Inc.	57,157,054
		98,166,732
	Real Estate — 2.9%
188,701	Alexandria Real Estate Equities, Inc. REIT	27,488,075
155,764	American Tower Corp. REIT	33,000,161
199,193	Simon Property Group, Inc. REIT	23,401,193
		83,889,429
	Total Common Stocks	$2,847,089,582
	Short-Term Investment Fund — 0.2%
6,216,918	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	6,216,918
	Total Investment Securities—100.1% (Cost $2,844,415,692)	$2,853,306,500
	Liabilities in Excess of Other Assets — (0.1%)	(3,014,065)
	Net Assets — 100.0%	$2,850,292,435
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,847,089,582	$—	$—	$2,847,089,582
Short-Term Investment Fund	6,216,918	—	—	6,216,918
Total	$2,853,306,500	$—	$—	$2,853,306,500
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – December 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 96.6%
	Communication Services — 16.0%
$ 666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	$ 523,851
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	388,815
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	411,750
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	385,368
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	340,088
506,000	Belo Corp., 7.250%, 9/15/27	480,194
434,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	385,604
749,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	600,784
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	602,373
836,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	774,771
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	234,769
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	700,640
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	605,161
312,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	279,134
607,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	511,297
574,000	DISH DBS Corp., 7.750%, 7/1/26	463,907
500,000	Frontier Communications Holdings LLC, 144a, 8.750%, 5/15/30	508,375
351,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	293,854
909,000	GoTo Group, Inc., 144a, 5.500%, 9/1/27	488,880
1,175,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	846,764
330,000	Gray Television, Inc., 144a, 7.000%, 5/15/27	292,641
245,000	LCPR Senior Secured Financing DAC, 144a, 5.125%, 7/15/29	202,960
400,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	374,000
56,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	48,440
608,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 144a, 4.750%, 4/30/27	534,956
455,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 4.250%, 1/15/29	377,527
345,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	198,969
619,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	504,864
408,000	Sprint Capital Corp., 6.875%, 11/15/28	424,315
1,543,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,272,327
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	490,930
472,000	TEGNA, Inc., 5.000%, 9/15/29	447,834
230,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	173,811
201,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	164,436
467,000	Videotron Ltd. (Canada), 144a, 5.125%, 4/15/27	441,096
376,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	304,378
324,000	VZ Secured Financing BV (Netherlands), 144a, 5.000%, 1/15/32	263,289
		16,343,152
	Industrials — 15.3%
457,000	Air Canada (Canada), 144a, 3.875%, 8/15/26	404,717
79,000	American Axle & Manufacturing, Inc., 6.250%, 3/15/26	73,767
862,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27†	777,696
683,000	American Builders & Contractors Supply Co., Inc., 144a, 3.875%, 11/15/29	558,318
388,000	Bombardier, Inc. (Canada), 144a, 7.875%, 4/15/27	376,358
Principal Amount		Market Value

	Industrials — (Continued)
$ 486,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	$ 436,793
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	506,432
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	549,181
296,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	258,939
1,382,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	955,377
293,000	Covanta Holding Corp., 144a, 4.875%, 12/1/29	240,046
415,000	Delta Air Lines, Inc., 3.750%, 10/28/29†	344,956
748,000	Dycom Industries, Inc., 144a, 4.500%, 4/15/29	651,055
348,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	305,949
1,413,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	1,488,949
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	798,127
467,000	Howmet Aerospace, Inc., 3.000%, 1/15/29	396,950
86,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	83,505
214,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	216,675
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,010,721
346,000	MIWD Holdco II LLC / MIWD Finance Corp., 144a, 5.500%, 2/1/30	275,468
606,000	Moog, Inc., 144a, 4.250%, 12/15/27	560,550
652,000	New Enterprise Stone & Lime Co., Inc., 144a, 5.250%, 7/15/28	578,957
221,000	OI European Group BV, 144a, 4.750%, 2/15/30	193,530
495,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	480,382
799,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	708,192
479,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	362,986
412,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	310,559
193,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	178,087
319,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	278,328
495,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	437,917
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	879,270
		15,678,737
	Energy — 14.8%
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	993,137
213,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	211,414
297,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	273,339
380,000	Callon Petroleum Co., 6.375%, 7/1/26†	354,177
161,000	Callon Petroleum Co., 144a, 7.500%, 6/15/30	147,315
830,000	Civitas Resources, Inc., 144a, 5.000%, 10/15/26	758,832
549,000	CNX Resources Corp., 144a, 7.375%, 1/15/31	526,211
1,662,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,451,774
610,000	Crescent Energy Finance LLC, 144a, 7.250%, 5/1/26	574,827
467,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	429,640
1,078,000	DCP Midstream Operating LP, 144a, 5.850%, 5/21/43	1,051,611
625,000	Earthstone Energy Holdings LLC, 144a, 8.000%, 4/15/27	596,918
209,000	EQM Midstream Partners LP, 5.500%, 7/15/28	186,879
1,024,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	988,154
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	368,488
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	178,744
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	483,270

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 96.6% (Continued)
	Energy — (Continued)
$ 268,000	Holly Energy Partners LP / Holly Energy Finance Corp., 144a, 6.375%, 4/15/27	$ 263,308
274,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	256,953
1,067,000	Murphy Oil Corp., 6.375%, 7/15/28	1,027,042
424,000	Nabors Industries, Inc., 144a, 7.375%, 5/15/27	410,727
572,000	NuStar Logistics LP, 5.625%, 4/28/27	534,799
531,000	NuStar Logistics LP, 6.000%, 6/1/26	511,304
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	770,142
611,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	568,845
245,000	Rockies Express Pipeline LLC, 144a, 4.950%, 7/15/29	219,851
165,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	146,329
207,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	178,999
249,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	222,804
544,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	497,676
		15,183,509
	Consumer Discretionary — 14.5%
617,000	Adient Global Holdings Ltd., 144a, 4.875%, 8/15/26	574,415
415,000	Bath & Body Works, Inc., 5.250%, 2/1/28	385,390
496,000	Beazer Homes USA, Inc., 6.750%, 3/15/25	478,547
829,000	Carnival Corp., 144a, 6.000%, 5/1/29	552,431
532,000	Carnival Corp., 144a, 9.875%, 8/1/27	502,740
449,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	356,359
755,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 144a, 4.750%, 1/15/29	683,275
423,000	Dana, Inc., 4.250%, 9/1/30	340,777
764,000	Ford Motor Co., 4.750%, 1/15/43	548,732
1,318,000	Ford Motor Credit Co. LLC, 2.900%, 2/10/29	1,052,766
664,000	Ford Motor Credit Co. LLC, 7.350%, 11/4/27	680,401
372,000	Hilton Domestic Operating Co., Inc., 144a, 3.625%, 2/15/32	297,898
445,000	International Game Technology PLC, 144a, 6.250%, 1/15/27	441,662
692,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	667,780
617,000	KB Home, 4.000%, 6/15/31	495,975
94,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	75,626
177,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	118,266
403,000	Newell Brands, Inc., 6.375%, 9/15/27	400,626
298,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	241,291
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	146,370
133,000	Royal Caribbean Cruises Ltd., 144a, 8.250%, 1/15/29	133,648
970,000	Royal Caribbean Cruises Ltd., 144a, 11.625%, 8/15/27	972,425
773,000	Sands China Ltd. (Macao), 5.625%, 8/8/25	740,418
500,000	Sands China Ltd. (Macao), 5.900%, 8/8/28	469,246
706,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	565,300
733,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	650,436
485,000	Tempur Sealy International, Inc., 144a, 3.875%, 10/15/31	379,323
671,000	Thor Industries, Inc., 144a, 4.000%, 10/15/29	526,965
340,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	296,036
1,108,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	1,046,105
		14,821,229
	Financials — 9.1%
580,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	545,200
654,000	Ally Financial, Inc., 7.100%, 11/15/27	666,591
317,000	Credit Acceptance Corp., 144a, 5.125%, 12/31/24	297,910
504,000	Deutsche Bank AG (Germany), 4.296%, 5/24/28	474,198
440,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	386,303
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	291,941
Principal Amount		Market Value

	Financials — (Continued)
$ 611,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	$ 559,432
807,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	694,020
400,000	MGIC Investment Corp., 5.250%, 8/15/28	368,834
559,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43	518,473
692,000	Navient Corp., 5.875%, 10/25/24	669,545
430,000	Navient Corp., 6.750%, 6/25/25	412,760
315,000	OneMain Finance Corp., 3.875%, 9/15/28	250,494
228,000	OneMain Finance Corp., 4.000%, 9/15/30	170,120
399,000	OneMain Finance Corp., 6.625%, 1/15/28	367,411
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	246,034
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	328,308
1,035,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	993,215
718,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 2.875%, 10/15/26	618,399
661,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	504,523
		9,363,711
	Health Care — 6.5%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	495,652
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	249,428
349,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	293,073
339,000	CHS / Community Health Systems, Inc., 144a, 5.250%, 5/15/30	255,619
300,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	266,697
400,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 4.875%, 6/1/29	275,508
413,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	332,415
412,000	Medline Borrower LP, 144a, 5.250%, 10/1/29	327,239
795,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30†	690,830
330,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	309,978
432,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	358,750
522,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	456,599
444,000	Tenet Healthcare Corp., 144a, 4.250%, 6/1/29	384,637
730,000	Tenet Healthcare Corp., 144a, 4.375%, 1/15/30	631,862
266,000	Tenet Healthcare Corp., 144a, 6.125%, 6/15/30	253,445
729,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	637,510
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	408,563
		6,627,805
	Consumer Staples — 6.4%
580,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	469,313
446,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	367,950
407,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	317,969
1,163,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 5.875%, 2/15/28	1,105,641
201,000	Ashtead Capital, Inc. (United Kingdom), 144a, 2.450%, 8/12/31	155,274
787,000	BellRing Brands, Inc., 144a, 7.000%, 3/15/30	757,291
699,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	487,633
280,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29	247,913
314,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	269,974

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 96.6% (Continued)
	Consumer Staples — (Continued)
$ 908,000	Primo Water Holdings, Inc. (Canada), 144a, 4.375%, 4/30/29	$ 784,141
684,000	QVC, Inc., 4.375%, 9/1/28	408,690
448,000	QVC, Inc., 4.750%, 2/15/27	316,606
955,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	823,697
		6,512,092
	Materials — 5.8%
355,000	Arconic Corp., 144a, 6.125%, 2/15/28	333,084
311,000	Avient Corp., 144a, 7.125%, 8/1/30	304,005
685,000	Celanese US Holdings LLC, 6.379%, 7/15/32†	653,468
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	825,454
650,000	Cleveland-Cliffs, Inc., 144a, 4.875%, 3/1/31†	573,944
233,000	Hudbay Minerals, Inc. (Canada), 144a, 4.500%, 4/1/26	211,643
443,000	Kaiser Aluminum Corp., 144a, 4.500%, 6/1/31	356,061
243,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	212,048
705,000	Mineral Resources Ltd. (Australia), 144a, 8.000%, 11/1/27	720,877
636,000	NOVA Chemicals Corp. (Canada), 144a, 4.250%, 5/15/29	519,930
596,000	Tronox, Inc., 144a, 4.625%, 3/15/29	495,425
654,000	Yara International ASA (Brazil), 144a, 7.378%, 11/14/32	684,385
		5,890,324
	Information Technology — 3.2%
482,000	Booz Allen Hamilton, Inc., 144a, 4.000%, 7/1/29	424,229
587,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	499,155
555,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	519,059
145,000	NCR Corp., 144a, 5.125%, 4/15/29	121,300
299,000	NCR Corp., 144a, 5.750%, 9/1/27	286,120
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	360,312
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	480,553
291,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	273,113
361,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	305,471
		3,269,312
	Real Estate — 2.7%
450,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	380,262
535,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	304,281
325,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	262,947
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	108,496
674,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	587,863
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	103,040
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	573,540
515,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	444,236
		2,764,665
	Utilities — 2.3%
311,000	Atlantica Sustainable Infrastructure PLC (Spain), 144a, 4.125%, 6/15/28	275,558
331,000	Calpine Corp., 144a, 5.125%, 3/15/28	295,553
453,000	DPL, Inc., 4.350%, 4/15/29	407,147
1,033,000	Edison International, Ser B, 5.000%(A)	867,720
561,000	Vistra Operations Co. LLC, 144a, 4.375%, 5/1/29	484,020
		2,329,998
	Total Corporate Bonds	$98,784,534
Shares		MarketValue
	Common Stocks — 0.9%
	Energy — 0.9%
16,397	Unit Corp.*	$ 948,730
	Short-Term Investment Funds — 4.0%
916,986	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	916,986
3,199,147	Invesco Government & Agency Portfolio, Institutional Class, 4.22%∞Ω**	3,199,147
	Total Short-Term Investment Funds	$4,116,133
	Total Investment Securities—101.5% (Cost $117,463,438)	$103,849,397
	Liabilities in Excess of Other Assets — (1.5%)	(1,565,078)
	Net Assets — 100.0%	$102,284,319
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2022 was $3,061,003.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $75,508,572 or 73.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$98,784,534	$—	$98,784,534
Common Stocks	948,730	—	—	948,730
Short-Term Investment Funds	4,116,133	—	—	4,116,133
Total	$5,064,863	$98,784,534	$—	$103,849,397
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Impact Bond Fund – December 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 31.4%
	Financials — 10.4%
$ 3,000,000	American Express Co., 4.050%, 5/3/29	$ 2,862,724
3,000,000	Bank of America Corp., 6.204%, 11/10/28	3,093,165
1,337,353	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,274,323
710,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	708,450
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,523,408
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,348,031
2,000,000	MassMutual Global Funding II, 144a, 0.850%, 6/9/23	1,963,081
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,332,976
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,903,957
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,353,420
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,128,308
1,334,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,723,136
1,300,000	New York Life Global Funding, 144a, 1.450%, 1/14/25	1,211,858
1,000,000	Northwestern Mutual Global Funding, 144a, 0.600%, 3/25/24	947,779
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,630,915
3,500,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	3,089,716
3,500,000	PNC Bank NA, 2.700%, 10/22/29	2,960,356
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,266,376
1,104,000	Protective Life Corp., 8.450%, 10/15/39	1,304,253
3,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	3,152,754
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,355,943
1,700,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,496,584
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,414,573
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,576,965
1,100,000	Unum Group, 7.190%, 2/1/28	1,163,125
844,000	Unum Group, 7.250%, 3/15/28	888,122
1,405,000	US Bancorp, 5.727%, 10/21/26	1,431,631
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 5.099%(A)(B)	1,574,999
		51,680,928
	Utilities — 7.4%
3,600,000	American Water Capital Corp., 2.950%, 9/1/27	3,325,014
2,250,000	Avista Corp., 4.350%, 6/1/48	1,879,947
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,663,240
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,003,699
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,103,673
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,936,955
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,600,862
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,513,574
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,457,062
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,434,051
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,490,915
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,250,377
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 6.821%, 10/1/66(B)	1,660,000
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	1,969,803
3,490,000	SCE Recovery Funding LLC, Ser A-2, 2.943%, 11/15/42	2,741,152
1,110,000	Sierra Pacific Power Co., 2.600%, 5/1/26	1,032,030
2,024,023	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,888,207
		36,950,561
Principal Amount		Market Value

	Industrials — 5.5%
$ 6,665	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	$ 6,663
155,680	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	154,984
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,522,656
1,000,000	CSX Corp., 6.150%, 5/1/37	1,074,599
1,347,391	CSX Transportation, Inc., 6.251%, 1/15/23	1,347,839
2,000,000	FedEx Corp., 4.250%, 5/15/30	1,886,283
2,174,588	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	1,786,601
1,075,000	GATX Corp., 1.900%, 6/1/31	798,115
2,823,000	GATX Corp., 3.250%, 3/30/25	2,697,693
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,169,582
1,625,000	Kansas City Southern, 3.125%, 6/1/26	1,527,591
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,938,436
2,750,000	Republic Services, Inc., 2.300%, 3/1/30	2,312,365
625,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	651,486
2,322,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,076,537
1,960,000	Union Pacific Corp., 2.891%, 4/6/36	1,565,317
53,822	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	53,694
559,508	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	575,990
1,209,696	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,149,132
2,100,000	Waste Management, Inc., 3.900%, 3/1/35	1,840,828
		27,136,391
	Consumer Discretionary — 2.9%
3,610,760	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	3,133,487
1,488,595	American Airlines Group, Inc. Pass-Through Trust, 4.400%, 9/22/23	1,463,053
558,641	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	533,192
5,000,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	4,873,887
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	1,994,426
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	1,894,900
576,781	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	491,194
		14,384,139
	Real Estate — 1.6%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,293,423
3,225,000	American Tower Trust #1 REIT, Ser 13, Class 2A, 144a, 3.070%, 3/15/48	3,206,944
2,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	1,893,388
805,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	684,567
		8,078,322
	Health Care — 1.3%
1,179,414	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	1,062,649
2,193,873	CVS Pass-Through Trust, 6.036%, 12/10/28	2,163,064
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,387,660
		6,613,373
	Communication Services — 0.9%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,293,774
1,000,000	AT&T, Inc., 6.250%, 3/29/41	976,737
1,200,000	Verizon Communications, Inc., 2.100%, 3/22/28	1,043,359
1,185,000	Verizon Communications, Inc., 4.862%, 8/21/46	1,069,676
		4,383,546

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 31.4% (Continued)
	Consumer Staples — 0.8%
$ 1,000,000	Kroger Co. (The), 4.500%, 1/15/29	$ 965,543
1,265,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	1,396,545
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,516,240
		3,878,328
	Information Technology — 0.3%
1,900,000	Lam Research Corp., 1.900%, 6/15/30	1,552,725
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,538,339
	Total Corporate Bonds	$156,196,652
	U.S. Government Agency Obligations — 20.9%
2,041,000	Canal Barge Co., Inc., 4.500%, 11/12/34	2,004,775
480,682	Export-Import Bank of the United States, 1.581%, 11/16/24	464,350
1,265,340	Helios Leasing I LLC, 1.734%, 7/24/24	1,232,083
892,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	902,307
825,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	811,172
1,752,579	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,668,085
1,273,169	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	1,196,470
1,913,566	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	1,781,174
1,031	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	1,028
12,915	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	12,725
33,299	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	32,718
36,185	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	35,843
73,435	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	73,204
75,760	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	75,345
127,121	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	123,780
162,674	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	161,643
191,020	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	188,326
331,563	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	330,670
360,866	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	358,736
167,633	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	165,174
169,374	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	169,970
375,205	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	369,719
189,148	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	185,703
424,729	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	412,340
171,423	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	167,327
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.9% (Continued)
$ 460,423	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	$ 445,147
720,562	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	703,135
1,587,930	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,492,667
3,772,429	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	3,417,696
2,744,952	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,477,583
1,577,077	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,491,641
2,130,869	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,979,690
3,078,010	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	2,874,909
2,403,306	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,222,822
1,755,547	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,619,261
2,020,629	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	1,878,363
2,788,553	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	2,534,063
3,058,682	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	2,739,972
3,485,437	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	3,219,584
2,910,479	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,662,692
3,750,250	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,433,348
1,831,673	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,675,271
4,721,676	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	4,350,747
4,419,850	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	4,165,092
3,241,223	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	3,103,174
1,773,829	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,688,422
2,061,123	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	1,906,363
2,455,786	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,260,205
3,812,499	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	3,027,652
3,437,962	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	3,016,105
2,206,867	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	2,032,128
3,000,000	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,860,110
3,205,000	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,020,802
9,640,000	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	9,317,579

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.9% (Continued)
$ 2,482,000	Tennessee Valley Auth., 4.650%, 6/15/35	$ 2,460,242
2,290,869	United States International Development Finance Corp., 1.870%, 11/20/37	1,855,983
5,216,887	United States of America Executive Branch, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,256,998
1,931,211	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,815,082
3,004,000	Vessel Management Services, Inc., 5.125%, 4/16/35	3,039,170
	Total U.S. Government Agency Obligations	$103,968,365
	Agency Collateralized Mortgage Obligations — 12.6%
2,309,024	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.158%, 11/25/27(B)(C)	2,191,691
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	2,975,675
3,760,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,323,544
2,919,451	FHLMC Multifamily Structured Pass Through Certificates, Ser KG03, Class A1, 0.704%, 4/25/29(B)(C)	2,544,882
2,732,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,215,953
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(B)(C)	1,366,071
2,326,875	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	2,249,969
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,537,114
2,600,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.547%, 6/25/45(B)(C)	2,572,180
1,930,000	FREMF Mortgage Trust, Ser 2014-K38, Class B, 144a, 4.221%, 6/25/47(B)(C)	1,882,597
1,765,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.074%, 11/25/47(B)(C)	1,712,378
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.833%, 11/25/47(B)(C)	1,925,102
2,180,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.724%, 10/25/48(B)(C)	2,063,499
2,200,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.694%, 12/25/49(B)(C)	2,030,732
750,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.094%, 2/25/51(B)(C)	690,159
737,795	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 4.842%, 11/25/35(B)	733,216
183,962	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (1M LIBOR +0.700%), 4.842%, 5/25/36(B)	183,071
596,607	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	566,157
1,554,562	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	1,481,227
2,313,578	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(B)(C)	2,192,684
2,873,268	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.749%, 9/25/28(B)(C)	2,727,779
1,841,157	GNMA, Pool #785631, 4.656%, 5/20/67(B)(C)	1,815,404
156,750	GNMA, Ser 2011-142, Class B, 3.373%, 2/16/44(B)(C)	155,886
540,947	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	528,159
972,738	GNMA, Ser 2013-121, Class AB, 2.940%, 8/16/44(B)(C)	906,408
249,134	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	237,822
20,020	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	18,755
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,105,063
419,489	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	395,266
1,661,369	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	1,512,312
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.6% (Continued)
$ 979,072	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	$ 851,087
1,040,100	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 4.342%, 5/20/67(B)	1,028,624
1,165,073	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	1,104,930
3,859,936	GNMA, Ser 2020-113, Class AF, 2.000%, 10/1/62	2,904,051
4,904,087	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	4,151,776
2,251,619	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,645,237
3,672,618	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,959,273
	Total Agency Collateralized Mortgage Obligations	$62,485,733
	U.S. Government Mortgage-Backed Obligations — 10.8%
1,283,136	FHLMC, Pool #SD8186, 3.500%, 11/1/51	1,169,909
705,836	FHLMC, Pool #W30008, 7.645%, 5/1/25	713,048
554,698	FNMA, Pool #888829, 5.888%, 6/1/37(B)(C)	548,122
526,416	FNMA, Pool #AH8854, 4.500%, 4/1/41	520,869
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,398,687
2,860,180	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,644,370
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,469,037
1,449,344	FNMA, Pool #AS8650, 3.000%, 1/1/47	1,293,070
189,456	FNMA, Pool #AT0924, 2.000%, 3/1/28	175,846
529,866	FNMA, Pool #BC0153, 4.000%, 1/1/46	508,160
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,584,953
3,479,343	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,301,026
3,316,391	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,820,806
1,576,575	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,394,250
8,010,414	FNMA, Pool #FS1887, 3.000%, 5/1/47	7,078,492
4,223,476	FNMA, Pool #MA4269, 2.500%, 2/1/41	3,655,332
1,504,515	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,371,578
5,176,836	FNMA, Pool #MA4709, 5.000%, 7/1/52	5,108,440
6,225,114	FNMA, Pool #MA4783, 4.000%, 10/1/52	5,846,839
6,151,293	FNMA, Pool #MA4784, 4.500%, 10/1/52	5,927,201
	Total U.S. Government Mortgage-Backed Obligations	$53,530,035
	Municipal Bonds — 8.6%
	California — 3.6%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	854,457
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,570,458
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	795,212
1,580,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,113,130
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,775,498
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,560,149
2,010,000	Los Angeles Department of Water & Power Water System Revenue, Revenue, Build America Bonds, 6.008%, 7/1/39	2,171,583
3,500,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,915,480
2,500,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,037,186
		17,793,153
	Texas — 1.1%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,936,172

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Municipal Bonds — 8.6% (Continued)
	Texas — (Continued)
$ 2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	$ 2,690,062
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	882,762
		5,508,996
	Virginia — 0.6%
1,098,244	Virginia Housing Development Authority, 2.950%, 10/25/49	978,069
2,700,915	Virginia Housing Development Authority, 2.125%, 7/25/51	2,243,773
		3,221,842
	Minnesota — 0.6%
3,579,495	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	3,023,649
	Indiana — 0.6%
2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	2,972,823
	Oklahoma — 0.6%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,821,682
	New York — 0.5%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,101,480
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,319,919
		2,421,399
	Nevada — 0.4%
1,989,176	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,824,896
	Washington — 0.3%
1,600,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	1,673,773
	Ohio — 0.2%
790,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	750,902
	Louisiana — 0.1%
708,821	Louisiana Housing Corp., 2.875%, 11/1/38	670,309
	Total Municipal Bonds	$42,683,424
	U.S. Treasury Obligations — 6.2%
7,870,000	U.S. Treasury Bond, 1.375%, 11/15/40	5,155,157
4,850,000	U.S. Treasury Bond, 1.875%, 2/15/51	3,112,904
9,227,000	U.S. Treasury Bond, 2.875%, 5/15/52	7,462,336
3,000,000	U.S. Treasury Note, 1.250%, 8/15/31	2,440,899
6,250,000	U.S. Treasury Note, 2.875%, 6/15/25	6,045,410
10,429,000	U.S. Treasury Strip, Principal, 5/15/43(D)	4,480,166
5,379,000	U.S. Treasury Strip, Principal, 5/15/45(D)	2,138,844
	Total U.S. Treasury Obligations	$30,835,716
	Asset-Backed Securities — 4.9%
883,938	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	774,521
1,069,253	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	950,714
1,961,578	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,699,884
2,324,101	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,011,701
2,743,496	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,401,456
1,206,529	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	1,002,277
Principal Amount		Market Value
	Asset-Backed Securities — 4.9% (Continued)
$ 4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	$ 4,209,815
1,000,000	Oklahoma Development Finance Authority, Ser 2022-ONG, Class A1, 3.877%, 5/1/37	947,015
3,993,090	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,453,840
4,500,254	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,633,146
453,418	Tesla Auto Lease Trust, Ser 2021-A, Class A2, 144a, 0.360%, 3/20/25	449,522
290,000	Tesla Auto Lease Trust, Ser 2021-B, Class A4, 144a, 0.630%, 9/22/25	271,531
2,500,000	T-Mobile US Trust, Ser 2022-1A, Class A, 144a, 4.910%, 5/22/28	2,497,431
	Total Asset-Backed Securities	$24,302,853
	Commercial Mortgage-Backed Securities — 3.3%
20,389	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	17,923
2,979,161	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,448,825
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,021,053
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	1,943,679
2,000,000	FREMF Mortgage Trust, Ser 2015-K45, Class B, 144a, 3.610%, 4/25/48(B)(C)	1,909,906
2,500,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.779%, 10/25/48(B)(C)	2,370,128
245,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 3.951%, 10/25/48(B)(C)	233,690
2,605,493	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	2,059,543
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	1,998,996
2,125,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,700,428
	Total Commercial Mortgage-Backed Securities	$16,704,171
	Non-Agency Collateralized Mortgage Obligations — 0.1%
462,787	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	419,323
Shares
	Short-Term Investment Fund — 0.7%
3,383,091	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	3,383,091
	Total Investment Securities—99.5% (Cost $556,666,208)	$494,509,363
	Other Assets in Excess of Liabilities — 0.5%	2,600,567
	Net Assets — 100.0%	$497,109,930
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.

Touchstone Impact Bond Fund (Unaudited) (Continued)
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $74,487,410 or 15.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$156,196,652	$—	$156,196,652
U.S. Government Agency Obligations	—	103,968,365	—	103,968,365
Agency Collateralized Mortgage Obligations	—	62,485,733	—	62,485,733
U.S. Government Mortgage-Backed Obligations	—	53,530,035	—	53,530,035
Municipal Bonds	—	42,683,424	—	42,683,424
U.S. Treasury Obligations	—	30,835,716	—	30,835,716
Asset-Backed Securities	—	24,302,853	—	24,302,853
Commercial Mortgage-Backed Securities	—	16,704,171	—	16,704,171
Non-Agency Collateralized Mortgage Obligations	—	419,323	—	419,323
Short-Term Investment Fund	3,383,091	—	—	3,383,091
Total	$3,383,091	$491,126,272	$—	$494,509,363
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International ESG Equity Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.6%
	France — 19.3%
	Energy — 7.1%
33,992	TotalEnergies SE ADR	$ 2,110,224
	Financials — 1.7%
8,662	BNP Paribas SA	493,207
	Industrials — 6.7%
19,421	Cie de Saint-Gobain	950,092
7,480	Schneider Electric SE	1,050,451
	Materials — 3.8%
8,049	Air Liquide SA	1,142,438
	Total France	5,746,412
	Japan — 17.9%
	Communication Services — 2.5%
17,900	Nintendo Co. Ltd.	752,634
	Consumer Discretionary — 8.5%
11,800	Denso Corp.	578,670
92,200	Panasonic Corp.	771,624
15,600	Sony Group Corp.	1,189,057
	Industrials — 4.5%
21,400	Hitachi Ltd.	1,076,768
19,500	Kubota Corp.†	266,398
	Information Technology — 2.4%
2,400	Tokyo Electron Ltd.	705,189
	Total Japan	5,340,340
	United Kingdom — 11.5%
	Financials — 6.7%
2,060,898	Lloyds Banking Group PLC	1,124,661
10,173	London Stock Exchange Group PLC	874,076
	Industrials — 4.8%
10,080	Ashtead Group PLC	572,592
31,123	RELX PLC	860,490
	Total United Kingdom	3,431,819
	Sweden — 10.0%
	Financials — 6.7%
86,775	Svenska Handelsbanken AB - Class A	873,650
65,519	Swedbank AB - Class A	1,114,417
	Industrials — 3.3%
53,754	Epiroc AB - Class A	978,813
	Total Sweden	2,966,880
	Singapore — 6.0%
	Financials — 3.8%
125,700	Oversea-Chinese Banking Corp. Ltd.	1,143,372
	Real Estate — 2.2%
426,900	CapitaLand Integrated Commercial Trust REIT	651,113
	Total Singapore	1,794,485
	Germany — 6.0%
	Communication Services — 2.8%
42,106	Deutsche Telekom AG	837,766
	Industrials — 3.2%
25,537	Deutsche Post AG	955,765
	Total Germany	1,793,531
	Switzerland — 5.4%
	Health Care — 2.7%
2,534	Roche Holding AG	796,278
Shares		Market Value

	Switzerland — (Continued)
	Industrials — 2.7%
26,801	ABB Ltd. ADR	$ 816,358
	Total Switzerland	1,612,636
	South Korea — 4.8%
	Communication Services — 4.0%
29,184	KT Corp. ADR*	393,984
30,055	KT Corp.*	804,431
	Information Technology — 0.8%
514	Samsung SDI Co. Ltd.*	241,345
	Total South Korea	1,439,760
	India — 4.4%
	Financials — 4.4%
59,753	ICICI Bank Ltd. ADR	1,307,993
	Taiwan — 3.0%
	Information Technology — 3.0%
11,793	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	878,461
	Hong Kong — 2.4%
	Financials — 2.4%
65,600	AIA Group Ltd.	724,447
	Denmark — 1.8%
	Industrials — 1.8%
17,781	Vestas Wind Systems A/S	518,684
	Netherlands — 1.6%
	Health Care — 1.6%
32,184	Koninklijke Philips NV	484,280
	Ireland — 1.5%
	Industrials — 1.5%
7,788	AerCap Holdings N.V.*	454,196
	Thailand — 1.1%
	Industrials — 1.1%
155,100	Airports of Thailand PCL*	335,710
	Canada — 0.9%
	Industrials — 0.9%
8,851	ATS Corp.*	275,139
	Total Common Stocks	$29,104,773
	Preferred Stocks — 2.4%
	Germany — 2.4%
	Consumer Discretionary — 2.4%
5,621	Volkswagen AG, 5.796%(A)	697,283
	Short-Term Investment Funds — 0.9%
51	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	51
276,641	Invesco Government & Agency Portfolio, Institutional Class, 4.22%∞Ω**	276,641
	Total Short-Term Investment Funds	$276,692
	Total Investment Securities — 100.9% (Cost $28,434,278)	$30,078,748
	Liabilities in Excess of Other Assets — (0.9)%	(263,214)
	Net Assets — 100.0%	$29,815,534
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.

Touchstone International ESG Equity Fund (Unaudited) (Continued)
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2022 was $263,734.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$2,110,224	$3,636,188	$—	$5,746,412
Japan	—	5,340,340	—	5,340,340
United Kingdom	—	3,431,819	—	3,431,819
Sweden	—	2,966,880	—	2,966,880
Singapore	—	1,794,485	—	1,794,485
Germany	—	1,793,531	—	1,793,531
Switzerland	816,358	796,278	—	1,612,636
South Korea	393,984	1,045,776	—	1,439,760
India	1,307,993	—	—	1,307,993
Taiwan	878,461	—	—	878,461
Hong Kong	—	724,447	—	724,447
Denmark	—	518,684	—	518,684
Netherlands	—	484,280	—	484,280
Ireland	454,196	—	—	454,196
Thailand	—	335,710	—	335,710
Canada	275,139	—	—	275,139
Preferred Stocks	—	697,283	—	697,283
Short-Term Investment Funds	276,692	—	—	276,692
Total	$6,513,047	$23,565,701	$—	$30,078,748
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 95.6%
	Industrials — 28.8%
3,198,695	AerCap Holdings N.V. (Ireland)*	$ 186,547,892
2,375,147	Allison Transmission Holdings, Inc.	98,806,115
1,862,744	Armstrong World Industries, Inc.	127,765,611
3,270,658	Copart, Inc. *	199,150,366
645,753	Lennox International, Inc.	154,483,490
523,057	Old Dominion Freight Line, Inc.	148,433,116
2,085,452	Otis Worldwide Corp.	163,311,746
710,873	UniFirst Corp.	137,191,380
		1,215,689,716
	Consumer Discretionary — 14.8%
1,478,723	CarMax, Inc.*	90,039,443
593,541	Churchill Downs, Inc.	125,492,374
1,243,060	Dollar Tree, Inc.*	175,818,406
1,907,173	Hasbro, Inc.	116,356,625
392,906	Pool Corp.	118,787,271
		626,494,119
	Consumer Staples — 12.5%
2,195,945	BellRing Brands, Inc.*	56,304,030
1,353,129	Brown-Forman Corp. - Class B	88,873,513
2,532,595	Lamb Weston Holdings, Inc.	226,312,689
1,732,128	Post Holdings, Inc.*	156,341,873
		527,832,105
	Information Technology — 12.4%
1,477,763	Amphenol Corp. - Class A	112,516,875
1,760,827	Black Knight, Inc.*	108,731,067
2,257,890	Entegris, Inc.	148,095,005
1,676,351	Skyworks Solutions, Inc.	152,765,867
		522,108,814
	Materials — 11.4%
1,030,022	AptarGroup, Inc.	113,281,820
1,761,960	Ball Corp.	90,106,635
304,294	NewMarket Corp.	94,668,906
1,051,166	Vulcan Materials Co.	184,069,678
		482,127,039
	Financials — 7.6%
763,326	Cincinnati Financial Corp.	78,156,949
906,785	M&T Bank Corp.	131,538,232
2,848,035	Moelis & Co. - Class A	109,279,103
		318,974,284
Shares		Market Value

	Health Care — 5.5%
2,223,602	Perrigo Co. PLC	$ 75,802,592
837,767	STERIS PLC	154,727,187
		230,529,779
	Real Estate — 2.6%
3,416,777	STORE Capital Corp. REIT	109,541,871
	Total Common Stocks	$4,033,297,727
	Short-Term Investment Fund — 4.5%
190,865,032	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	190,865,032
	Total Investment Securities—100.1% (Cost $3,844,120,302)	$4,224,162,759
	Liabilities in Excess of Other Assets — (0.1%)	(5,273,825)
	Net Assets — 100.0%	$4,218,888,934
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,033,297,727	$—	$—	$4,033,297,727
Short-Term Investment Fund	190,865,032	—	—	190,865,032
Total	$4,224,162,759	$—	$—	$4,224,162,759
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Financials — 17.1%
272,301	American International Group, Inc.	$ 17,220,315
58,831	Ameriprise Financial, Inc.	18,318,209
976,420	Chimera Investment Corp. REIT	5,370,310
104,712	Pinnacle Financial Partners, Inc.	7,685,861
146,895	Progressive Corp. (The)	19,053,750
138,632	Reinsurance Group of America, Inc.	19,698,221
84,126	Signature Bank	9,692,998
117,985	The Allstate Corp.	15,998,766
177,616	Webster Financial Corp.	8,408,341
224,077	Western Alliance Bancorp	13,346,026
		134,792,797
	Industrials — 15.2%
175,589	AerCap Holdings N.V. (Ireland)*	10,240,351
158,258	Clean Harbors, Inc. *	18,060,403
117,312	Dover Corp.	15,885,218
174,074	Hexcel Corp.	10,244,255
25,321	Huntington Ingalls Industries, Inc.	5,841,048
83,004	Leidos Holdings, Inc.	8,731,191
32,363	Parker-Hannifin Corp.	9,417,633
140,505	Regal Rexnord Corp.	16,857,790
52,156	Snap-on, Inc.	11,917,124
125,825	Westinghouse Air Brake Technologies Corp.	12,558,593
		119,753,606
	Consumer Staples — 10.7%
45,851	Casey's General Stores, Inc.	10,286,672
49,765	Constellation Brands, Inc. - Class A	11,533,039
284,068	Darling Ingredients, Inc.*	17,779,816
164,591	Hain Celestial Group, Inc. (The)*	2,663,082
149,344	Ingredion, Inc.	14,625,258
154,814	Lamb Weston Holdings, Inc.	13,834,179
270,920	TreeHouse Foods, Inc.*	13,378,030
		84,100,076
	Utilities — 10.2%
517,138	CenterPoint Energy, Inc.	15,508,968
101,570	DTE Energy Co.	11,937,522
117,632	Entergy Corp.	13,233,600
200,945	Evergy, Inc.	12,645,469
472,016	NiSource, Inc.	12,942,679
148,641	WEC Energy Group, Inc.	13,936,580
		80,204,818
	Health Care — 9.6%
86,497	AmerisourceBergen Corp.	14,333,418
153,748	Centene Corp.*	12,608,873
258,649	Encompass Health Corp.	15,469,797
259,568	Envista Holdings Corp.*	8,739,655
58,821	Laboratory Corp. of America Holdings	13,851,169
83,053	Zimmer Biomet Holdings, Inc.	10,589,257
		75,592,169
	Materials — 9.5%
435,887	Axalta Coating Systems Ltd. *	11,102,042
215,576	Berry Global Group, Inc.	13,027,258
141,662	FMC Corp.	17,679,417
82,385	International Flavors & Fragrances, Inc.	8,637,243
534,009	Livent Corp.*	10,610,759
55,874	Scotts Miracle-Gro Co. (The)	2,714,918
333,258	Valvoline, Inc.	10,880,874
		74,652,511
	Consumer Discretionary — 8.3%
286,748	BorgWarner, Inc.	11,541,607
Shares		Market Value

	Consumer Discretionary — (Continued)
78,459	Carter's, Inc.	$ 5,853,826
126,703	Columbia Sportswear Co.	11,096,649
98,463	Dollar Tree, Inc.*	13,926,607
125,481	Hasbro, Inc.	7,655,596
286,748	LKQ Corp.	15,315,210
		65,389,495
	Energy — 6.9%
390,576	ChampionX Corp.	11,322,798
621,401	Coterra Energy, Inc.	15,267,823
88,237	Pioneer Natural Resources	20,152,449
61,047	Valero Energy Corp.	7,744,422
		54,487,492
	Information Technology — 6.6%
133,449	Akamai Technologies, Inc.*	11,249,751
79,097	F5 Networks, Inc.*	11,351,211
116,620	Global Payments, Inc.	11,582,698
78,459	PTC, Inc.*	9,418,218
96,787	Qorvo, Inc.*	8,772,774
		52,374,652
	Real Estate — 4.5%
81,538	Alexandria Real Estate Equities, Inc. REIT	11,877,640
96,061	Digital Realty Trust, Inc. REIT	9,632,036
37,539	Essex Property Trust, Inc. REIT	7,955,265
379,235	Host Hotels & Resorts, Inc. REIT	6,086,722
		35,551,663
	Total Common Stocks	$776,899,279
	Exchange-Traded Fund — 0.8%
56,621	iShares Russell Mid-Cap Value ETF	5,964,456
	Short-Term Investment Fund — 0.4%
3,431,835	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	3,431,835
	Total Investment Securities—99.8% (Cost $623,670,463)	$786,295,570
	Other Assets in Excess of Liabilities — 0.2%	1,679,936
	Net Assets — 100.0%	$787,975,506
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$776,899,279	$—	$—	$776,899,279
Exchange-Traded Fund	5,964,456	—	—	5,964,456
Short-Term Investment Fund	3,431,835	—	—	3,431,835
Total	$786,295,570	$—	$—	$786,295,570
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.1%
	Information Technology — 46.8%
544,130	Atlassian Corp. - Class A*	$ 70,018,648
1,757,445	Block, Inc.*	110,437,844
1,243,321	Cloudflare, Inc. - Class A*	56,210,542
735,459	Datadog, Inc.*	54,056,237
226,259	Intuit, Inc.	88,064,528
152,688	Lam Research Corp.	64,174,766
290,107	NVIDIA Corp.	42,396,237
410,888	ServiceNow, Inc.*	159,535,484
2,299,775	Shopify, Inc. (Canada) - Class A*	79,825,190
454,563	Snowflake, Inc. - Class A*	65,247,973
938,172	Visa, Inc. - Class A	194,914,615
		984,882,064
	Health Care — 15.9%
626,089	10X Genomics, Inc. - Class A*	22,814,683
247,138	Align Technology, Inc.*	52,121,404
1,523,464	DexCom, Inc.*	172,517,063
468,308	Edwards Lifesciences Corp.*	34,940,460
404,718	Sarepta Therapeutics, Inc.*	52,443,359
		334,836,969
	Communication Services — 13.7%
89,897	Charter Communications, Inc. - Class A*	30,484,073
1,198,159	Match Group, Inc.*	49,711,617
338,946	Netflix, Inc.*	99,948,396
741,207	Sea Ltd. (Taiwan) ADR*	38,565,000
2,016,847	Warner Music Group Corp. - Class A	70,629,982
		289,339,068
	Consumer Discretionary — 12.0%
333,505	Airbnb, Inc. - Class A*	28,514,677
1,577,598	Amazon.com, Inc.*	132,518,232
875,161	DoorDash, Inc. - Class A*	42,725,360
718,204	Floor & Decor Holdings, Inc. - Class A*	50,008,545
		253,766,814
Shares		Market Value

	Industrials — 8.7%
1,455,265	CoStar Group, Inc.*	$ 112,462,879
2,867,843	Uber Technologies, Inc.*	70,921,758
		183,384,637
	Total Common Stocks	$2,046,209,552
	Short-Term Investment Fund — 3.3%
68,641,673	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	68,641,674
	Total Investment Securities—100.4% (Cost $1,958,189,071)	$2,114,851,226
	Liabilities in Excess of Other Assets — (0.4%)	(8,531,270)
	Net Assets — 100.0%	$2,106,319,956
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,046,209,552	$—	$—	$2,046,209,552
Short-Term Investment Fund	68,641,674	—	—	68,641,674
Total	$2,114,851,226	$—	$—	$2,114,851,226
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 95.0%
	Industrials — 24.0%
34,463	Armstrong World Industries, Inc.	$ 2,363,817
97,464	Evoqua Water Technologies Corp.*	3,859,574
72,677	IAA, Inc.*	2,907,080
32,830	Landstar System, Inc.	5,348,007
53,191	Masonite International Corp. *	4,287,727
46,632	Matson, Inc.	2,914,966
12,252	UniFirst Corp.	2,364,514
		24,045,685
	Consumer Discretionary — 19.2%
62,934	Acushnet Holdings Corp.	2,672,178
3,701	Graham Holdings Co. - Class B	2,236,181
40,581	Malibu Boats, Inc. - Class A*	2,162,967
12,060	Murphy USA, Inc.	3,371,252
23,728	Penske Automotive Group, Inc.	2,727,059
177,526	Tempur Sealy International, Inc.	6,094,468
		19,264,105
	Financials — 15.8%
70,335	Atlantic Union Bankshares Corp.	2,471,572
89,671	Cannae Holdings, Inc.*	1,851,706
22,570	Hanover Insurance Group, Inc. (The)	3,049,884
82,604	Moelis & Co. - Class A	3,169,515
3,742	White Mountains Insurance Group Ltd.	5,292,423
		15,835,100
	Information Technology — 11.0%
87,129	ACI Worldwide, Inc.*	2,003,967
83,104	CTS Corp.	3,275,960
29,521	Qualys, Inc.*	3,313,142
127,368	Vontier Corp.	2,462,023
		11,055,092
	Materials — 7.3%
53,716	Ingevity Corp.*	3,783,755
10,060	NewMarket Corp.	3,129,767
41,723	Tredegar Corp.	426,409
		7,339,931
	Real Estate — 7.2%
121,609	Alexander & Baldwin, Inc. REIT	2,277,737
128,168	Essential Properties Realty Trust, Inc. REIT	3,008,103
39,739	First Industrial Realty Trust, Inc. REIT	1,917,804
		7,203,644
Shares		Market Value

	Consumer Staples — 5.5%
18,919	Lancaster Colony Corp.	$ 3,732,719
29,096	PriceSmart, Inc.	1,768,455
		5,501,174
	Health Care — 3.8%
24,895	Haemonetics Corp.*	1,957,992
33,088	LivaNova PLC*	1,837,707
		3,795,699
	Energy — 1.2%
43,040	Dril-Quip, Inc. *	1,169,397
	Total Common Stocks	$95,209,827
	Short-Term Investment Fund — 4.9%
4,915,551	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	4,915,551
	Total Investment Securities—99.9% (Cost $84,568,212)	$100,125,378
	Other Assets in Excess of Liabilities — 0.1%	149,851
	Net Assets — 100.0%	$100,275,229
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$95,209,827	$—	$—	$95,209,827
Short-Term Investment Fund	4,915,551	—	—	4,915,551
Total	$100,125,378	$—	$—	$100,125,378
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Industrials — 23.3%
27,908	Altra Industrial Motion Corp.	$ 1,667,503
50,425	AZEK Co., Inc. (The)*	1,024,636
28,258	BWX Technologies, Inc.	1,641,225
6,645	CACI International, Inc. - Class A*	1,997,421
36,994	CIRCOR International, Inc. *	886,376
16,592	Clean Harbors, Inc. *	1,893,479
12,260	EMCOR Group, Inc.	1,815,829
33,809	Enerpac Tool Group Corp.	860,439
14,844	EnPro Industries, Inc.	1,613,394
82,247	Gates Industrial Corp. PLC*	938,438
52,874	Harsco Corp.*	332,578
22,059	Hexcel Corp.	1,298,172
14,651	Hillenbrand, Inc.	625,158
40,110	Huron Consulting Group, Inc.*	2,911,986
25,018	ITT, Inc.	2,028,960
34,815	Kelly Services, Inc. - Class A	588,374
28,092	Korn/Ferry International	1,422,017
16,479	Masonite International Corp. *	1,328,372
13,080	Regal Rexnord Corp.	1,569,338
14,864	Standex International Corp.	1,522,222
6,609	Valmont Industries, Inc.	2,185,398
		30,151,315
	Financials — 19.4%
67,170	BankUnited, Inc.	2,281,765
198,096	Chimera Investment Corp. REIT	1,089,528
73,979	First Interstate BancSystem, Inc. - Class A	2,859,288
24,601	Independent Bank Corp.	2,077,063
78,517	MGIC Investment Corp.	1,020,721
34,519	NMI Holdings, Inc. - Class A*	721,447
101,744	Old National Bancorp	1,829,357
45,072	PacWest Bancorp	1,034,402
26,987	Pinnacle Financial Partners, Inc.	1,980,846
13,166	Primerica, Inc.	1,867,202
131,422	Umpqua Holdings Corp.	2,345,883
45,595	Univest Financial Corp.	1,191,397
35,353	Western Alliance Bancorp	2,105,625
31,121	Wintrust Financial Corp.	2,630,347
		25,034,871
	Health Care — 9.5%
13,937	Amedisys, Inc.*	1,164,297
40,516	Encompass Health Corp.	2,423,262
41,292	Envista Holdings Corp.*	1,390,302
35,819	Integra LifeSciences Holdings Corp.*	2,008,371
22,906	NuVasive, Inc.*	944,643
30,235	Premier, Inc. - Class A	1,057,620
52,736	Prestige Consumer Healthcare, Inc.*	3,301,274
		12,289,769
	Consumer Discretionary — 7.9%
71,899	American Eagle Outfitters, Inc.	1,003,710
6,982	Carter's, Inc.	520,927
6,596	Cheesecake Factory, Inc. (The)	209,159
15,729	Dorman Products, Inc.*	1,272,004
71,992	Goodyear Tire & Rubber Co. (The)*	730,719
7,261	Murphy USA, Inc.	2,029,740
6,937	Oxford Industries, Inc.	646,389
35,158	Steven Madden Ltd.	1,123,650
62,176	Topgolf Callaway Brands Corp.*	1,227,976
36,422	Urban Outfitters, Inc.*	868,665
14,021	YETI Holdings, Inc.*	579,207
		10,212,146
Shares		Market Value

	Materials — 7.8%
45,315	Axalta Coating Systems Ltd. *	$ 1,154,173
13,196	Cabot Corp.	882,021
19,202	Ingevity Corp.*	1,352,589
7,892	Innospec, Inc.	811,771
93,267	Livent Corp.*	1,853,215
106,773	O-I Glass, Inc.*	1,769,229
15,334	Silgan Holdings, Inc.	794,914
46,393	Valvoline, Inc.	1,514,731
		10,132,643
	Information Technology — 7.6%
18,040	Belden, Inc.	1,297,076
10,238	ExlService Holdings, Inc.*	1,734,624
141,815	Harmonic, Inc.*	1,857,776
25,881	Lumentum Holdings, Inc.*	1,350,212
10,397	MACOM Technology Solutions Holdings, Inc.*	654,803
40,281	National Instruments Corp.	1,486,369
139,841	Viavi Solutions, Inc.*	1,469,729
		9,850,589
	Consumer Staples — 7.3%
46,691	Hain Celestial Group, Inc. (The)*	755,460
54,848	Hostess Brands, Inc.*	1,230,789
18,320	Ingredion, Inc.	1,794,078
4,028	Lancaster Colony Corp.	794,724
9,494	MGP Ingredients, Inc.	1,009,972
27,222	Performance Food Group Co.*	1,589,493
44,539	TreeHouse Foods, Inc.*	2,199,336
		9,373,852
	Energy — 5.5%
32,128	Cactus, Inc. - Class A	1,614,753
56,134	ChampionX Corp.	1,627,325
22,427	Helmerich & Payne, Inc.	1,111,706
31,112	PDC Energy, Inc.	1,974,990
80,038	Select Energy Services, Inc. - Class A	739,551
		7,068,325
	Utilities — 5.1%
19,136	Black Hills Corp.	1,346,026
15,401	IDACORP, Inc.	1,660,998
52,870	Portland General Electric Co.	2,590,630
13,915	Spire, Inc.	958,187
		6,555,841
	Real Estate — 4.4%
52,364	Corporate Office Properties Trust REIT	1,358,322
37,633	National Storage Affiliates Trust REIT	1,359,304
126,126	Newmark Group, Inc. - Class A	1,005,224
60,876	STAG Industrial, Inc. REIT	1,966,904
		5,689,754
	Communication Services — 0.3%
17,468	TEGNA, Inc.	370,147
	Total Common Stocks	$126,729,252
	Exchange-Traded Fund — 1.0%
9,138	iShares Russell 2000 Value ETF	1,267,167

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.7%
882,206	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	$ 882,206
	Total Investment Securities—99.8% (Cost $117,581,673)	$128,878,625
	Other Assets in Excess of Liabilities — 0.2%	278,470
	Net Assets — 100.0%	$129,157,095
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$126,729,252	$—	$—	$126,729,252
Exchange-Traded Fund	1,267,167	—	—	1,267,167
Short-Term Investment Fund	882,206	—	—	882,206
Total	$128,878,625	$—	$—	$128,878,625
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2022 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 31.6%
$ 1,699,047	ACC Auto Trust, Ser 2021-A, Class A, 144a, 1.080%, 4/15/27	$ 1,677,150
6,840,909	AGL Static CLO 18 Ltd. (Cayman Islands), Ser 2022-18A, Class A1, 144a, (TSFR3M +1.320%), 5.308%, 4/21/31(A)	6,737,543
482,763	American Credit Acceptance Receivables Trust, Ser 2019-1, Class D, 144a, 3.810%, 4/14/25	482,563
8,250,000	Anchorage Capital CLO Ltd. (Cayman Islands), Ser 2013-1A, Class A1R, 144a, (3M LIBOR +1.250%), 5.191%, 10/13/30(A)	8,158,079
5,251,305	Ares XL CLO Ltd. (Cayman Islands), Ser 2016-40A, Class A1RR, 144a, (3M LIBOR +0.870%), 4.949%, 1/15/29(A)	5,185,417
4,077,737	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (1M LIBOR +0.540%), 2.892%, 3/25/36(A)	3,863,776
544,071	Avid Automobile Receivables Trust, Ser 2021-1, Class A, 144a, 0.610%, 1/15/25	542,400
3,750,000	Barings CLO Ltd. (Cayman Islands), Ser 2013-IA, Class BR, 144a, (3M LIBOR +1.250%), 5.493%, 1/20/28(A)	3,685,676
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (SOFR30A +1.914%), 6.239%, 2/16/37(A)	5,862,484
253,266	Bear Stearns Asset Backed Securities Trust, Ser 2006-SD2, Class M1, (1M LIBOR +0.825%), 5.214%, 6/25/36(A)	252,911
5,558,776	Black Diamond CLO Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (3M LIBOR +1.050%), 5.375%, 4/24/29(A)	5,477,307
1,612,798	CarNow Auto Receivables Trust, Ser 2021-2A, Class B, 144a, 1.300%, 1/15/26	1,584,084
2,705,479	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 5.043%, 1/20/28(A)	2,685,913
6,667	Conn's Receivables Funding LLC, Ser 2021-A, Class A, 144a, 1.050%, 5/15/26	6,650
2,402,143	CPS Auto Receivables Trust, Ser 2019-A, Class D, 144a, 4.350%, 12/16/24	2,400,523
755,180	Crossroads Asset Trust, Ser 2021-A, Class A2, 144a, 0.820%, 3/20/24	749,624
10,750,000	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (3M LIBOR +0.920%), 4.999%, 10/15/30(A)	10,606,617
5,620,000	DT Auto Owner Trust, Ser 2019-1A, Class E, 144a, 4.940%, 2/17/26	5,597,681
3,401,180	DT Auto Owner Trust, Ser 2020-1A, Class C, 144a, 2.290%, 11/17/25	3,387,592
1,480,933	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	1,467,783
492,765	Exeter Automobile Receivables Trust, Ser 2018-2A, Class D, 144a, 4.040%, 3/15/24	492,527
6,450,000	Exeter Automobile Receivables Trust, Ser 2018-4A, Class E, 144a, 5.380%, 7/15/25	6,431,492
753,215	Exeter Automobile Receivables Trust, Ser 2019-1A, Class D, 144a, 4.130%, 12/16/24	752,191
6,650,020	Exeter Automobile Receivables Trust, Ser 2021-3A, Class B, 0.690%, 1/15/26	6,544,546
2,658,673	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	2,596,530
1,187,382	Flagship Credit Auto Trust, Ser 2019-1, Class C, 144a, 3.600%, 2/18/25	1,186,738
2,592,807	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	2,359,360
131,786	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	133,667
Principal Amount		Market Value
	Asset-Backed Securities — 31.6% (Continued)
$ 2,260,050	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class C, 144a, 1.140%, 11/17/25	$ 2,221,845
4,065,673	LAD Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 1.300%, 8/17/26	3,951,039
3,337,176	Madison Park Funding XI Ltd. (Cayman Islands), Ser 2013-11A, Class AR2, 144a, (3M LIBOR +0.900%), 5.225%, 7/23/29(A)	3,294,780
2,368,783	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 4.994%, 1/18/28(A)	2,351,207
5,195,601	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (SOFR30A +1.814%), 6.150%, 11/15/35(A)	5,092,257
4,000,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class AS, 144a, (SOFR30A +2.214%), 6.550%, 11/15/35(A)	3,880,444
10,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (SOFR30A +3.714%), 8.050%, 11/15/35(A)	9,709,832
4,562,478	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (3M LIBOR +1.300%), 5.625%, 4/22/29(A)	4,489,835
6,250,000	Neuberger Berman CLO XV (Cayman Islands), Ser 2013-15A, Class A1R2, 144a, (3M LIBOR +0.920%), 4.999%, 10/15/29(A)	6,173,400
1,492,087	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +1.025%), 5.475%, 2/20/28(A)	1,481,657
8,852,860	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (3M LIBOR +0.800%), 4.879%, 10/15/29(A)	8,739,136
2,733,660	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (3M LIBOR +1.410%), 5.768%, 7/25/30(A)	2,673,309
1,486,662	Prestige Auto Receivables Trust, Ser 2018-1A, Class D, 144a, 4.140%, 10/15/24	1,484,211
9,020,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class D, 144a, 3.010%, 8/15/25	8,925,967
1,640,000	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	1,601,545
9,700,000	Progress Residential Trust, Ser 2019-SFR3, Class B, 144a, 2.571%, 9/17/36	9,197,326
549,826	RAMP Series Trust, Ser 2005-RS6, Class M4, (1M LIBOR +0.975%), 5.364%, 6/25/35(A)	547,500
75,206	RAMP Trust, Ser 2005-RS5, Class M4, (1M LIBOR +0.640%), 5.349%, 5/25/35(A)	75,097
2,121,065	Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Class B, 144a, 3.650%, 6/20/35	2,042,302
311,268	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	294,682
340,200	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 4.961%, 7/14/26(A)	340,047
7,776,555	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (3M LIBOR +0.830%), 5.188%, 10/25/29(A)	7,662,123
5,566,331	TICP CLO III-2 Ltd. (Cayman Islands), Ser 2018-3R, Class A, 144a, (3M LIBOR +0.840%), 5.083%, 4/20/28(A)	5,547,367
3,194,773	Towd Point Mortgage Trust, Ser 2015-5, Class M1, 144a, 3.500%, 5/25/55(A)(B)	3,157,134
1,855,867	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	1,824,655
4,492,543	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 3.773%, 2/25/57(A)	4,445,916

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 31.6% (Continued)
$ 2,317,351	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 5.389%, 10/25/48(A)	$ 2,298,694
1,069,929	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	1,048,464
4,582,686	Tricon American Homes Trust, Ser 2017-SFR2, Class A, 144a, 2.928%, 1/17/36	4,443,439
3,800,000	Tricon American Homes Trust, Ser 2017-SFR2, Class D, 144a, 3.672%, 1/17/36	3,684,606
6,000,000	United Auto Credit Securitization Trust, Ser 2022-1, Class B, 144a, 2.100%, 3/10/25	5,909,423
3,500,109	Westlake Automobile Receivables Trust, Ser 2019-2A, Class D, 144a, 3.200%, 11/15/24	3,492,755
	Total Asset-Backed Securities	$212,990,818
	Commercial Mortgage-Backed Securities — 19.0%
91,696	AREIT Trust, Ser 2019-CRE3, Class A, 144a, (SOFR30A +1.384%), 5.710%, 9/14/36(A)	90,057
10,793,000	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (SOFR30A +3.222%), 7.031%, 4/15/37(A)	10,566,370
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 5.768%, 9/15/32(A)	4,642,821
7,700,000	BFLD Trust, Ser 2020-OBRK, Class A, 144a, (1M LIBOR +2.050%), 6.368%, 11/15/28(A)	7,609,948
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 5.568%, 7/15/35(A)	7,819,762
2,295,000	BPR Trust, Ser 2021-KEN, Class A, 144a, (1M LIBOR +1.250%), 5.568%, 2/15/29(A)	2,232,163
8,900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 6.268%, 2/15/29(A)	8,640,274
5,648,708	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.920%), 5.370%, 10/15/36(A)	5,579,064
86,686	BX Trust, Ser 2019-RP, Class A, 144a, (1M LIBOR +1.045%), 5.363%, 6/15/34(A)	85,064
8,495,000	BXMT LTD (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (SOFR30A +1.264%), 5.590%, 2/15/38(A)	8,291,176
4,992,474	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (SOFR30A +1.014%), 5.340%, 2/15/38(A)	4,910,497
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 5.168%, 11/15/34(A)	6,891,520
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (1M LIBOR +1.450%), 5.768%, 12/15/37(A)	2,622,643
1,026,729	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	966,360
7,500,000	COMM Mortgage Trust, Ser 2013-CR8, Class B, 144a, 3.903%, 6/10/46(A)(B)	7,365,167
33,903,086	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.056%, 6/10/47(A)(B)(C)	338,177
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 5.068%, 7/15/32(A)	2,522,048
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 5.268%, 12/15/30(A)	5,832,748
10,020,322	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (1M LIBOR +0.888%), 5.124%, 5/15/35(A)	9,720,952
33,542,536	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.172%, 10/10/32(A)(B)(C)	433,571
705,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	655,650
4,279,000	GS Mortgage Securities Trust, Ser 2018-HART, Class A, 144a, (1M LIBOR +1.090%), 5.410%, 10/15/31(A)	4,056,014
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.0% (Continued)
$ 2,361,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Class AS, 3.216%, 4/15/46	$ 2,324,909
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,154,951
2,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Class C, 144a, (1M LIBOR +1.360%), 5.678%, 7/15/36(A)	2,637,242
482,186	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	463,090
167,883	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Class A3FL, 144a, (1M LIBOR +1.000%), 5.326%, 7/15/46(A)	167,734
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 5.168%, 8/15/33(A)	5,368,642
396,713	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	376,003
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +1.050%), 5.268%, 11/11/34(A)	3,346,266
10,450,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class D, 144a, 4.470%, 3/15/48(A)(B)	10,244,814
	Total Commercial Mortgage-Backed Securities	$127,955,697
	Corporate Bonds — 18.6%
	Utilities — 4.1%
4,000,000	American Electric Power Co., Inc., 2.031%, 3/15/24	3,857,995
4,596,000	CenterPoint Energy Resources Corp., (3M LIBOR +0.500%), 5.279%, 3/2/23(A)	4,593,659
7,225,000	Dominion Energy, Inc., (3M LIBOR +0.530%), 5.299%, 9/15/23(A)	7,210,714
6,000,000	Metropolitan Edison Co., 144a, 4.000%, 4/15/25	5,744,570
3,000,000	National Fuel Gas Co., 3.750%, 3/1/23	2,991,930
3,000,000	Southern California Gas Co., (3M LIBOR +0.350%), 5.103%, 9/14/23(A)	2,991,456
		27,390,324
	Financials — 3.4%
4,367,000	Comerica, Inc., 3.700%, 7/31/23	4,334,786
4,000,000	FNB Corp., 2.200%, 2/24/23	3,979,874
1,500,000	Metropolitan Life Insurance Co., 144a, 7.875%, 2/15/24	1,532,420
3,800,000	Mitsubishi UFJ Financial Group, Inc. (Japan), 0.848%, 9/15/24	3,668,163
2,800,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 144a, 0.800%, 9/12/23	2,715,914
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,468,293
4,000,000	UBS Group AG (Switzerland), 144a, 1.008%, 7/30/24	3,889,995
		22,589,445
	Consumer Discretionary — 3.0%
3,500,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	3,428,678
5,000,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	4,757,864
2,500,000	Hyundai Capital America, 144a, 2.375%, 2/10/23	2,494,366
5,000,000	Toyota Motor Corp. (Japan), 0.681%, 3/25/24	4,744,356
5,000,000	Warnermedia Holdings, Inc., 144a, (SOFRINDX +1.780%), 6.092%, 3/15/24(A)	4,984,475
		20,409,739
	Industrials — 2.2%
5,000,000	Air Lease Corp., 2.750%, 1/15/23	4,994,114

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 18.6% (Continued)
	Industrials — (Continued)
$ 1,450,000	CNH Industrial NV (United Kingdom), 4.500%, 8/15/23	$ 1,440,788
8,380,000	Huntington Ingalls Industries, Inc., 0.670%, 8/16/23	8,136,461
		14,571,363
	Consumer Staples — 1.8%
2,500,000	Coca-Cola Europacific Partners PLC (United Kingdom), 144a, 0.500%, 5/5/23	2,459,243
5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	5,250,008
4,500,000	Triton Container International Ltd. (Bermuda), 144a, 0.800%, 8/1/23	4,342,680
		12,051,931
	Information Technology — 1.3%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,886,159
5,000,000	SK Hynix, Inc. (South Korea), 144a, 1.000%, 1/19/24	4,750,193
		8,636,352
	Health Care — 1.1%
2,625,000	Elevance Health, Inc., 0.450%, 3/15/23	2,603,199
5,000,000	Mylan, Inc., 144a, 3.125%, 1/15/23	4,996,159
		7,599,358
	Energy — 0.7%
5,000,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	4,962,980
	Materials — 0.7%
5,000,000	Nutrien Ltd. (Canada), 1.900%, 5/13/23	4,942,812
	Real Estate — 0.3%
2,000,000	American Tower Trust #1 REIT, Ser 13, Class 2A, 144a, 3.070%, 3/15/48	1,988,802
	Total Corporate Bonds	$125,143,106
	Commercial Paper — 14.2%
24,000,000	Ameren Illinois Co., 4.502%, 1/3/23(D)	23,987,883
6,850,000	American Electric Power Co. 1/6/23(D)	6,843,913
20,000,000	BAT INTL Finance PLC 1/3/23(D)	19,989,902
20,000,000	Union Electric Co., 4.502%, 1/3/23(D)	19,989,902
14,100,000	Walgreens Boots 2/6/23(D)	14,028,307
11,100,000	Western Union Co. 1/3/23(D)	11,094,396
	Total Commercial Paper	$95,934,303
	Non-Agency Collateralized Mortgage Obligations — 10.7%
601,239	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.842%, 4/25/33(A)(B)††	592,246
111,164	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	92,710
10,505,614	Cascade Funding Mortgage Trust, Ser 2021-HB6, Class A, 144a, 0.898%, 6/25/36(A)(B)	9,938,955
3,208,864	CFMT LLC, Ser 2020-HB4, Class A, 144a, 0.946%, 12/26/30(A)(B)	3,111,011
4,414,319	CFMT LLC, Ser 2021-EBO1, Class A, 144a, 0.985%, 11/25/50(A)(B)	4,214,352
5,007,622	CFMT LLC, Ser 2021-HB7, Class A, 144a, 1.151%, 10/27/31(A)(B)	4,697,448
1,421,797	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57	1,393,625
5,111	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	4,947
10,208,198	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	9,796,387
1,175,149	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 4.124%, 10/25/33(A)(B)	1,144,760
54,883	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.357%, 6/25/36(A)(B)	40,053
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 10.7% (Continued)
$ 2,716,875	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	$ 2,464,826
35,956	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 3.687%, 12/25/34(A)(B)	33,556
15,448	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 7.178%, 12/25/32(A)	14,246
729,116	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	714,540
240,565	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.082%, 2/25/37(A)(B)	187,531
8,066,077	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	7,410,815
1,721,014	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.502%, 6/25/43(A)(B)	1,608,015
119,493	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	118,266
1,353,853	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	1,259,900
7,146,100	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	6,541,878
4,157,968	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	3,887,992
7,504,291	Towd Point Mortgage Trust, Ser 2018-2, Class A1, 144a, 3.250%, 3/25/58(A)(B)	7,184,033
6,294,766	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	5,760,573
	Total Non-Agency Collateralized Mortgage Obligations	$72,212,665
	U.S. Government Agency Obligations — 3.0%
1,143	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	1,137
46,072	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 3.750%, 4/25/28(A)	45,476
1,540,000	United States International Development Finance Corp., 4.343%, 5/15/26(A)(B)	1,540,000
8,636,364	United States International Development Finance Corp., 4.343%, 9/30/27(A)(B)	8,636,363
5,510,400	United States International Development Finance Corp., 4.343%, 4/20/35(A)(B)	5,510,400
4,171,000	United States International Development Finance Corp., 4.343%, 7/5/38(A)(B)	4,171,000
	Total U.S. Government Agency Obligations	$19,904,376
	Municipal Bonds — 1.6%
	Other Territory — 1.5%
2,645,000	Taxable Municipal Funding Trust, Rev., 144a, 4.560%, 11/1/24(A)(B)	2,645,000
840,000	Taxable Municipal Funding Trust, Rev., 144a, 4.560%, 5/15/56(A)(B)	840,000
2,749,000	Taxable Municipal Funding Trust, Rev., 144a, 4.560%, 12/15/25(A)(B)	2,749,000
4,200,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 4.560%, 9/1/30(A)(B)	4,200,000
		10,434,000

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Municipal Bonds — 1.6% (Continued)
	California — 0.1%
$ 670,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 4.710%, 9/1/41(A)(B)	$ 670,000
	Total Municipal Bonds	$11,104,000
	U.S. Government Mortgage-Backed Obligations — 0.7%
101,880	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 3.669%, 3/1/36(A)	101,974
95,146	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 4.336%, 11/1/36(A)	97,024
30,999	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 4.175%, 8/1/37(A)	31,435
83,655	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 4.290%, 7/1/35(A)	82,158
35,295	FHLMC, Pool #1Q0080, (12M LIBOR +1.648%), 3.649%, 1/1/36(A)	35,551
96,832	FHLMC, Pool #1Q0119, (12M LIBOR +1.853%), 3.959%, 9/1/36(A)	98,453
63,933	FHLMC, Pool #1Q0187, (12M LIBOR +1.756%), 4.039%, 12/1/36(A)	63,714
43,509	FHLMC, Pool #1Q0339, (12M LIBOR +1.889%), 3.236%, 4/1/37(A)	43,298
72,232	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 4.164%, 11/1/36(A)	72,958
136,431	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 2.854%, 4/1/34(A)	137,538
49,457	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 4.303%, 11/1/36(A)	50,419
66,096	FHLMC, Pool #847795, (1 Year CMT Rate +2.279%), 3.820%, 4/1/35(A)	64,710
172,600	FHLMC, Pool #848539, (1 Year CMT Rate +2.293%), 3.388%, 4/1/37(A)	174,262
358,571	FHLMC, Pool #848583, (1 Year CMT Rate +2.315%), 3.323%, 1/1/36(A)	363,062
4,380	FHLMC, Pool #A92646, 5.500%, 6/1/40	4,535
5,725	FHLMC, Pool #C03505, 5.500%, 6/1/40	5,941
5	FHLMC, Pool #G00100, 8.000%, 2/1/23	5
16,019	FHLMC, Pool #G01840, 5.000%, 7/1/35	16,391
48,774	FNMA, Pool #254868, 5.000%, 9/1/33	49,258
13,953	FNMA, Pool #256272, 5.500%, 6/1/26	14,001
30,588	FNMA, Pool #256852, 6.000%, 8/1/27	31,066
8,213	FNMA, Pool #323832, 7.500%, 7/1/29	8,477
73	FNMA, Pool #334593, 7.000%, 5/1/24	73
18,111	FNMA, Pool #665773, 7.500%, 6/1/31	18,070
67,606	FNMA, Pool #679742, (1 Year CMT Rate +2.584%), 3.310%, 1/1/40(A)	65,764
58,962	FNMA, Pool #725424, 5.500%, 4/1/34	59,970
204,940	FNMA, Pool #725490, (12M LIBOR +1.597%), 2.738%, 4/1/34(A)	202,820
9,233	FNMA, Pool #735484, 5.000%, 5/1/35	9,436
50,513	FNMA, Pool #813170, (12M LIBOR +1.575%), 2.022%, 1/1/35(A)	50,087
198,639	FNMA, Pool #815323, (6M LIBOR +1.532%), 3.712%, 1/1/35(A)	199,928
54,077	FNMA, Pool #820364, (12M LIBOR +0.827%), 2.202%, 4/1/35(A)	52,985
68,903	FNMA, Pool #827787, (6M LIBOR +1.550%), 4.851%, 5/1/35(A)	69,325
34,141	FNMA, Pool #889060, 6.000%, 1/1/38	36,383
35,809	FNMA, Pool #889061, 6.000%, 1/1/38	37,404
2,222	FNMA, Pool #889382, 5.500%, 4/1/38	2,306
77,124	FNMA, Pool #922674, (12M LIBOR +1.905%), 2.923%, 4/1/36(A)	78,231
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.7% (Continued)
$ 21,465	FNMA, Pool #960376, 5.500%, 12/1/37	$ 22,275
46,596	FNMA, Pool #995405, 5.500%, 10/1/23	46,443
3,695	FNMA, Pool #AD0941, 5.500%, 4/1/40	3,835
25,880	FNMA, Pool #AE0363, 5.000%, 7/1/37	26,451
30,013	FNMA, Pool #AE5441, 5.000%, 10/1/40	30,336
27,331	FNMA, Pool #AI6588, 4.000%, 7/1/26	26,692
43,176	FNMA, Pool #AI8506, 4.000%, 8/1/26	42,167
43,761	FNMA, Pool #AL0211, 5.000%, 4/1/41	44,351
540	FNMA, Pool #AL0302, 5.000%, 4/1/24	543
229,448	FNMA, Pool #AL0478, (12M LIBOR +1.764%), 3.422%, 4/1/36(A)	232,506
95,233	FNMA, Pool #AL0543, 5.000%, 7/1/41	96,518
40,873	FNMA, Pool #AL1105, 4.500%, 12/1/40	40,560
10,489	FNMA, Pool #AL2591, 5.500%, 5/1/38	10,471
206,910	FNMA, Pool #AL5275, (6M LIBOR +1.508%), 3.203%, 9/1/37(A)	206,713
597,896	FNMA, Pool #AL7396, (6M LIBOR +1.528%), 4.200%, 2/1/37(A)	603,057
2,753	GNMA, Pool #345123, 8.000%, 12/15/23	2,752
152,252	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 2.625%, 2/20/34(A)	149,282
64,809	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 2.875%, 4/20/34(A)	63,563
147,299	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 2.625%, 8/20/34(A)	142,961
154,364	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 2.625%, 3/20/41(A)	152,519
27,269	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 1.750%, 11/20/44(A)	26,549
206,571	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 1.750%, 12/20/44(A)	200,996
	Total U.S. Government Mortgage-Backed Obligations	$4,600,552
	Agency Collateralized Mortgage Obligations — 0.4%
133,199,449	FHLMC Multifamily Structured Pass Through Certificates, Ser K038, Class X1, 1.078%, 3/25/24(A)(B)(C)	1,276,530
60,002,047	FHLMC Multifamily Structured Pass Through Certificates, Ser K040, Class X1, 0.695%, 9/25/24(A)(B)(C)	515,123
128,115	FHLMC REMIC, Ser 2770, Class FH, (1M LIBOR +0.400%), 4.718%, 3/15/34(A)	126,280
570,178	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	531,308
25,915	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	25,107
15,689	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	15,381
91,563	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 4.889%, 9/25/33(A)	90,618
232,520	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	226,056
36	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	35
33,787	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	31,923
36,075	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	35,989
12,034	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	11,736
	Total Agency Collateralized Mortgage Obligations	$2,886,086

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 0.0%
46,206	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	$ 46,206
	Total Investment Securities—99.8% (Cost $688,710,954)	$672,777,809
	Other Assets in Excess of Liabilities — 0.2%	1,437,187
	Net Assets — 100.0%	$674,214,996
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2022.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $454,941,772 or 67.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$212,990,818	$—	$212,990,818
Commercial Mortgage-Backed Securities	—	127,955,697	—	127,955,697
Corporate Bonds	—	125,143,106	—	125,143,106
Commercial Paper	—	95,934,303	—	95,934,303
Non-Agency Collateralized Mortgage Obligations	—	72,212,665	—	72,212,665
U.S. Government Agency Obligations	—	19,904,376	—	19,904,376
Municipal Bonds	—	11,104,000	—	11,104,000
U.S. Government Mortgage-Backed Obligations	—	4,600,552	—	4,600,552
Agency Collateralized Mortgage Obligations	—	2,886,086	—	2,886,086
Short-Term Investment Fund	46,206	—	—	46,206
Total	$46,206	$672,731,603	$—	$672,777,809
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
December 31, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Anti-Benchmark®International Core Equity Fund held Level 3 categorized securities during the period ended December 31, 2022. Refer to the Porfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Advisor”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on

Notes to Portfolios of Investments (Unaudited) (Continued)
the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.